[LOGO]
H A R D I N G   L O E V N E R                       HARDING LOEVNER FUNDS, INC.




               ANNUAL REPORT

               OCTOBER 31, 1999


               Portfolios managed by
               Harding, Loevner Management, L.P.


               INTERNATIONAL EQUITY PORTFOLIO


               GLOBAL EQUITY PORTFOLIO


               MULTI-ASSET GLOBAL PORTFOLIO


               EMERGING MARKETS PORTFOLIO










               P.O. Box 9130
               Boston, MA 02117-9130
               Telephone: 877-435-8105
               Fax: 617-927-8400

HARDING, LOEVNER FUNDS, INC.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------




                                                          December 10, 1999


Dear Shareholder:

Enclosed is the Annual Report to Shareholders for the fiscal year ended October 31, 1999, as required by regulation.

Our regular quarterly narrative discussing developments in the calendar quarter ended December 31, 1999 will be sent to you shortly.



                                                          Sincerely,


                                                          /s/ David R. Loevner
                                                          --------------------
                                                          David R. Loevner
                                                          President

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
TABLE OF CONTENTS

--------------------------------------------------------------------------------



Performance Information and Statements of Net Assets
        International Equity Portfolio ....................................    1
        Global Equity Portfolio ...........................................    6
        Multi-Asset Global Portfolio ......................................   11
        Emerging Markets Portfolio ........................................   16

Statements of Operations ..................................................   21

Statements of Changes in Net Assets .......................................   22

Financial Highlights ......................................................   24

Notes to Financial Statements .............................................   28

Report of Independent Auditors ............................................   33

Supplemental Tax Information ..............................................   34

HARDING, LOEVNER FUNDS, INC.
-------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO -- OVERVIEW

OCTOBER 31, 1999
-------------------------------------------------------------------------------

    COMPARISON OF CHANGES IN VALUE OF $10,000 INVESTMENT IN HARDING, LOEVNER FUNDS, INC. -- INTERNATIONAL EQUITY PORTFOLIO AND THE MSCI ALL COUNTRY WORLD
     EX-US INDEX (GROSS DIVIDENDS REINVESTED) AND THE LIPPER INTERNATIONAL
                              EQUITY FUND INDEX

                    INTERNATIONAL         MSCI ALL COUNTRY      LIPPER INTERNATIONAL
                   EQUITY PORTFOLIO       WORLD EX-US INDEX       EQUITY FUND INDEX
      5/11/94       $    10,000.00        $      10,000.00         $      10,000.00
      5/31/94       $     9,920.00        $      10,072.20         $       9,985.00
      6/30/94       $     9,750.00        $      10,141.60         $       9,827.50
      7/31/94       $    10,040.00        $      10,328.60         $      10,130.40
      8/31/94       $    10,330.00        $      10,682.20         $      10,480.60
      9/30/94       $    10,100.00        $      10,458.30         $      10,210.10
     10/31/94       $    10,330.00        $      10,705.90         $      10,392.40
     11/30/94       $     9,700.00        $      10,196.30         $       9,907.50
     12/31/94       $     9,753.30        $      10,184.00         $       9,775.30
      1/31/95       $     9,120.40        $       9,692.50         $       9,290.30
      2/28/95       $     9,311.30        $       9,638.90         $       9,287.90
      3/31/95       $     9,532.30        $      10,176.00         $       9,532.30
      4/30/95       $     9,929.00        $      10,538.30         $       9,882.70
      5/31/95       $    10,401.80        $      10,481.40         $       9,980.10
      6/30/95       $    10,381.70        $      10,335.60         $      10,018.00
      7/31/95       $    10,658.70        $      10,898.80         $      10,568.70
      8/31/95       $    10,254.20        $      10,511.10         $      10,390.10
      9/30/95       $    10,476.70        $      10,705.10         $      10,563.90
     10/31/95       $    10,394.30        $      10,420.70         $      10,343.90
     11/30/95       $    10,455.10        $      10,638.80         $      10,451.90
     12/31/95       $    10,922.80        $      11,053.10         $      10,755.00
      1/31/96       $    11,277.80        $      11,176.40         $      11,009.20
      2/29/96       $    11,379.20        $      11,178.20         $      11,056.40
      3/31/96       $    11,592.20        $      11,395.50         $      11,229.10
      4/30/96       $    11,734.10        $      11,800.60         $      11,595.00
      5/31/96       $    11,906.50        $      11,603.50         $      11,583.20
      6/30/96       $    12,210.80        $      11,671.90         $      11,689.10
      7/31/96       $    11,815.30        $      11,271.60         $      11,295.40
      8/31/96       $    11,979.80        $      11,336.10         $      11,442.40
      9/30/96       $    12,132.20        $      11,614.90         $      11,699.10
     10/31/96       $    11,993.80        $      11,495.00         $      11,652.10
     11/30/96       $    12,500.00        $      11,931.20         $      12,198.20
     12/31/96       $    12,605.90        $      11,787.50         $      12,306.70
      1/31/97       $    12,440.60        $      11,580.10         $      12,326.90
      2/28/97       $    12,316.60        $      11,797.70         $      12,549.70
      3/31/97       $    12,244.30        $      11,777.70         $      12,616.10
      4/30/97       $    12,223.60        $      11,885.00         $      12,671.20
      5/31/97       $    12,864.20        $      12,603.10         $      13,385.00
      6/30/97       $    13,308.50        $      13,305.80         $      14,027.40
      7/31/97       $    13,649.50        $      13,578.70         $      14,473.30
      8/31/97       $    12,616.30        $      12,540.50         $      13,430.70
      9/30/97       $    13,318.90        $      13,174.20         $      14,292.60
     10/31/97       $    12,182.30        $      12,015.70         $      13,207.30
     11/30/97       $    12,151.30        $      11,862.30         $      13,097.10
     12/31/97       $    12,074.00        $      11,989.20         $      13,200.70
      1/31/98       $    12,168.40        $      12,345.00         $      13,520.20
      2/28/98       $    13,102.10        $      13,185.10         $      14,385.50
      3/31/98       $    13,563.60        $      13,630.80         $      15,166.60
      4/30/98       $    13,595.10        $      13,714.80         $      15,399.60
      5/31/98       $    13,762.90        $      13,449.00         $      15,420.30
      6/30/98       $    13,532.10        $      13,389.40         $      15,285.50
      7/31/98       $    13,448.20        $      13,518.20         $      15,520.00
      8/31/98       $    11,444.60        $      11,606.80         $      13,287.40
      9/30/98       $    11,297.80        $      11,368.20         $      12,873.70
     10/31/98       $    12,189.40        $      12,558.40         $      13,820.30
     11/30/98       $    12,944.70        $      13,230.90         $      14,512.50
     12/31/98       $    13,305.20        $      13,678.80         $      14,869.60
      1/31/99       $    13,007.00        $      13,664.70         $      14,960.00
      2/28/99       $    12,708.70        $      13,374.80         $      14,573.00
      3/31/99       $    13,358.50        $      14,034.10         $      15,060.20
      4/30/99       $    14,487.70        $      14,751.80         $      15,762.00
      5/31/99       $    13,742.00        $      14,082.80         $      15,176.30
      6/30/99       $    14,775.30        $      14,764.60         $      15,896.00
      7/31/99       $    15,425.10        $      15,078.80         $      16,250.90
      8/31/99       $    15,606.20        $      15,165.50         $      16,379.30
      9/30/99       $    15,904.50        $      15,245.70         $      16,431.90
     10/31/99       $    16,511.70        $      15,821.70         $      17,005.30

-----------------------------------------------------------------------------------------------------------------------------
                                                               RETURNS FOR THE PERIODS ENDED OCTOBER 31, 1999
                                                      CUMULATIVE TOTAL RETURN                  AVERAGE ANNUAL TOTAL RETURN
                                         --------------------------------------------------  --------------------------------
                                             TWELVE MONTHS            SINCE INCEPTION*              SINCE INCEPTION*

INTERNATIONAL EQUITY PORTFOLIO                   35.46%                    65.12%                         9.58%

MSCI All Country World Ex-US Index               25.99%                    58.22%                         8.73%
(gross dividends reinvested)

Lipper International Equity Fund Index           23.05%                    70.05%                        10.17%

* The International Equity Portfolio [formerly the AMT Capital Fund, Inc. - HLM International Equity Portfolio
("AMT Capital Portfolio")] commenced operations on May 11, 1994. On October 31, 1996, the net assets of the AMT Capital
Portfolio were merged into the International Equity Portfolio pursuant to an agreement and plan of reorganization dated October 14, 1996.
-----------------------------------------------------------------------------------------------------------------------------


It was an excellent year for the International Equity Portfolio. The return of 35.5% was substantially more than either the MSCI All Country World ex US Index, which rose by 26.0% or the Lipper International Fund Index, which returned 23.1%. There were several reasons for this good performance, but overwhelming all others, was the return to favor of markets in Asia. The Portfolio has a number of holdings in Hong Kong and Singapore, and has significantly added to holdings in Japan in the last twelve months.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO -- OVERVIEW

OCTOBER 31, 1999
--------------------------------------------------------------------------------

A year ago, Asian markets outside of Japan had been battered by the lingering impact of 1997's currency crisis and 1998's economic slowdown, and had been further hit by the Russian debt default and consequent collapse of the giant hedge fund LTCM. As we reported last year, we took advantage of price weakness in the Fall of 1998 to add to holdings in Asia, by buying shares in Singapore media company SINGAPORE PRESS and retailer DAIRY FARM, and to add to companies such as the UK advertising giant WPP, and Italian eyeglass maker LUXOTTICA. We also bought shares for the first time in the UK commercial service company HAYS. These tactics paid off handsomely, as the timing proved to be good. Our timing was good, but even more importantly, our companies continued to justify our confidence in them. In Hong Kong alone, all three companies held in the Portfolio -- motor maker JOHNSON ELECTRIC, conglomerate HUTCHISON WHAMPOA and trading company LI & FUNG -- demonstrated that they have emerged as global competitors in their various industries, and stock prices outperformed the regional markets by a wide margin.

The Portfolio has consistently had a significant exposure to Asian companies, and holdings have been limited to those few companies that can both grow and meet our demanding standards of corporate governance -- transparency, and management that demonstrates it is acting in the interests of all shareholders. These criteria have consistently prevented us from owning more Japanese companies. We have often been attracted to companies because of their products, but have been unable to stomach the all-too-frequent derision that most Japanese management has had for its most important constituency, its shareholders. That is now beginning to change. Ten years of a bear market in stocks, and sluggish economic performance have led to radical change in the Japanese financial system. The old relationships between banks and industry are breaking down, and companies are being forced to compete for capital as they have always competed for customers. The result is an emerging revolution in Japanese standards of corporate governance. Companies such as FUJITSU, and SONY, which we added to the Portfolio this year, have world-class products and are now restructuring their operations so shareholders can benefit from growth in demand for them. We think this presents tremendous opportunity for investors and have devoted a significant amount of our research efforts to finding suitable candidates for investment. In the past year, those efforts have paid off, both in terms of the number of companies owned and, more importantly, in their contribution to Portfolio returns.

In Europe, the process of corporate restructuring began earlier in the decade, stimulated by deregulating the European Union. The EU's goal of removing the barriers to commercial activity between its members took a giant step forward this year with the first, most important, step towards currency union. The introduction of the Euro as a global currency was smoother than many feared. Initial currency weakness has also given a boost to sluggish economic performance at the heart of Europe, especially in Germany. Hopes for an end to Europe's economic malaise of recent years led shares of some of our more cyclically oriented companies, such as engineering giant ABB, mining company RIO TINTO, and Swedish holding company INVESTOR to perform well, but results were not consistently good. Company performance, rather than market trends, was the key to good stock performance this year. Companies such as RENTOKIL, whose earnings growth rate has slipped below what investors had come to expect saw their share prices punished severely.

There are few Portfolio holdings outside Asia and Europe. We sold one long held position in South African investment holding company LIBERTY STRATEGIC INVESTMENTS. As we had hoped, management took steps to narrow the discount to underlying value at which its shares traded. One consequence of those steps, however, was that the shares were delisted. During the year, we did add two names in Mexico. Over the years, bottom up research has led to our finding a number of well-run companies in attractive industries in Mexico. Two bought this year, telephone giant TELMEX, and TV and media company TELEVISA are no exception. Both have emerged from Government or family control to be significant competitors on the international stage. Prospects for growth in their domestic markets continue to be good, making us confident that the shares will continue to perform well. Our bottom up enthusiasm has frequently had to be constrained by a requirement not to have too much exposure to a market where economic and political instability remains a danger, and where stock prices have been closely correlated with those in the US.

After a year as good as this, it is hard to be as confident about the coming year -- stocks in aggregate are simply not as attractively priced as they were a year ago. The success of the Portfolio, however, rests on the success of the companies in which it invests. We believe that the companies owned are the best in their industries and will prosper in the new Millenium as they have prospered in the old.

HARDING, LOEVNER FUNDS, INC.

----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1999                                                                                     SHARES          VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS - 95.7%

COMMON STOCKS - 94.2%

ARGENTINA - 0.6%
----------------
Quilmes Industrial SA (Brewers)                                                                        252,100        $ 2,048,312
                                                                                                                 -----------------

AUSTRALIA - 2.4%
----------------
Rio Tinto Ltd. (Diversified Metal Producers)                                                           483,700          7,771,580
                                                                                                                 -----------------

CANADA - 2.3%
-------------
Imperial Oil Ltd. (Integrated International Oil Producers)                                             323,800          7,568,825
                                                                                                                 -----------------

FRANCE - 6.8%
-------------
Air Liquide (Industrial Chemicals & Gases Manufacturers)                                                31,300          4,818,391
AXA Co. (Insurance Companies)                                                                           18,420          2,595,604
Bic (General Diversified)                                                                               94,200          4,602,819
Compagnie Generale d'Industrie et de Participations (General Diversified)                               42,450          1,960,454
Financiere et Industrielle Gaz et Eaux (Other Financial Services) *                                     95,785          4,881,568
Michelin (CGDE) - Class B (Rubber & Tire Manufacturers)                                                 78,148          3,399,682
                                                                                                                 -----------------
                                                                                                                       22,258,518
                                                                                                                 -----------------
GERMANY - 3.1%
--------------
Allianz AG (Insurance Companies)                                                                        14,760          4,490,089
Celanese AG (Diversified Chemical Manufacturers) *                                                       5,730             90,316
Hoechst AG (Diversified Chemical Manufacturers)                                                         57,300          2,519,824
SAP AG - Sponsored ADR (Systems & Subsystems)                                                           82,200          3,005,438
                                                                                                                 -----------------
                                                                                                                       10,105,667
                                                                                                                 -----------------
HONG KONG - 6.4%
----------------
Hutchison Whampoa Ltd. (General Diversified)                                                           795,000          7,981,722
Johnson Electric Holdings (Diversified Electrical Manufacturers)                                     1,302,648          7,042,247
Li & Fung Ltd. (Wholesalers) *                                                                       3,434,000          5,856,674
                                                                                                                 -----------------
                                                                                                                       20,880,643
                                                                                                                 -----------------
IRELAND - 1.3%
--------------
CBT Group plc-ADR (Electronic Data Processing Equipment) *                                             203,400          4,195,125
                                                                                                                 -----------------

ITALY - 2.0%
------------
Luxottica Group SpA - ADR (Miscellaneous Retailers)                                                    337,300          6,471,944
                                                                                                                 -----------------

JAPAN - 23.4%
-------------
Asatsu-DK, Inc. (Advertising Agencies)                                                                 227,000          8,010,740
Atlantis Japan Growth Fund (Mutual Funds) *                                                            441,000          5,591,880
Canon, Inc. (Business Machines & Office Equipment)                                                     192,000          5,431,530
Fuji Bank (Banking)                                                                                    265,000          3,633,966
Fujitsu Ltd. (Computer Software & Processing)                                                          300,000          9,033,372
Hirose Electronics Co., Ltd. (Parts & Components)                                                       45,700          7,971,644
Kurita Water Industries Ltd. (Industrial Machinery)                                                    283,000          5,210,587
Mitsubishi Corp. (Wholesalers)                                                                         280,000          2,013,809
NTT Mobile Communications (Telecommunications)                                                             627         16,655,063
Shiseido Co. (Cosmetic & Toiletries)                                                                   182,000          2,775,029
Sony Corp. - ADR (Radio, TV & Phonograph Manufacturers)                                                 49,000          7,827,750
Tokio Marine & Fire Insurance Co. (Insurance Companies)                                                212,000          2,775,029
                                                                                                                 -----------------
                                                                                                                       76,930,399
                                                                                                                 -----------------


                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1999                                                                                     SHARES          VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------

MEXICO - 2.9%
-------------
Grupo Televisa SA - GDR (Radio & TV Broadcasters) *                                                     68,700    $     2,919,750
Kimberly Clark de Mexico SA de CV (Diversified Paper)                                                1,104,400          3,537,020
Telefonos de Mexico SA - Class L, ADR (Telecommunications)                                              37,850          3,236,175
                                                                                                                 -----------------
                                                                                                                        9,692,945
                                                                                                                 -----------------
NETHERLANDS - 8.7%
------------------
IHC Caland NV (Shipbuilding)                                                                           125,930          5,458,499
ING Groep NV (Insurance Companies)                                                                     127,800          7,531,109
Royal Dutch Petroleum Co. - NY Shares (Holding Company)                                                194,900         11,681,819
Wolters Kluwer NV (Miscellaneous Printing & Publishing)                                                119,080          3,975,357
                                                                                                                 -----------------
                                                                                                                       28,646,784
                                                                                                                 -----------------
SINGAPORE - 4.7%
----------------
Dairy Farm International Holdings Ltd. (Miscellaneous Retailers)                                     2,690,000          2,111,650
DBS (Commercial Banks) *                                                                               813,817          9,198,433
Singapore Press Holdings (Newspaper Publishers)                                                        244,000          4,180,845
                                                                                                                 -----------------
                                                                                                                       15,490,928
                                                                                                                 -----------------
SPAIN - 1.9%
------------
Bankinter SA (Commercial Banks)                                                                        159,500          6,129,227
                                                                                                                 -----------------

SWEDEN - 3.6%
-------------
Telefonaktiebolaget LM Ericsson - ADR (Miscellaneous Electronics)                                       97,600          4,172,400
Investor AB - Class B (Miscellaneous Companies) *                                                      604,500          7,738,715
                                                                                                                 -----------------
                                                                                                                       11,911,115
                                                                                                                 -----------------
SWITZERLAND - 9.6%
------------------
ABB Ltd. (Power Transmission Equipment) *                                                               80,953          8,145,179
Nestle SA - ADR (Diversified Food)                                                                      97,000          9,357,900
Novartis AG (Diversified Drugs, Cosmetics & Health Care)                                                 6,365          9,512,454
Union Bank of Switzerland AG (Commercial Banks)                                                         15,599          4,534,712
                                                                                                                 -----------------
                                                                                                                       31,550,245
                                                                                                                 -----------------

UNITED KINGDOM - 14.5%
----------------------
British Telecommunications plc (Telecommunications)                                                    161,800          2,928,553
Close Brothers Group plc (Investment Companies)                                                         98,700          1,230,797
Glaxo Wellcome plc - ADR (Ethical Drug Manufacturers)                                                   99,100          5,933,612
Hays plc (Service Organizations)                                                                       626,000          7,129,070
Pearson plc (Miscellaneous Printing & Publishing)                                                      339,900          7,468,027
Railtrack Group plc (Other Transportation)                                                             266,200          5,377,311
Rentokil Initial plc (Service Organizations)                                                         1,877,000          6,214,082
Vodafone Group plc (Telecommunications)                                                                678,500          3,102,560
WPP Group plc (Advertising Agencies)                                                                   758,500          8,273,630
                                                                                                                 -----------------
                                                                                                                       47,657,642
                                                                                                                 -----------------

Total Common Stocks (Cost $225,160,603)                                                                               309,309,899
                                                                                                                 -----------------

                                                                                                 FACE
FIXED INCOME - 1.5%                                                                             AMOUNT
-------------------                                                                      ----------------------

TAIWAN - 1.5%
-------------
Taiwan Semiconductor CVT, zero coupon due 7/3/02 * (Cost $4,489,350)                               $ 3,420,000          5,055,444
                                                                                                                 -----------------

TOTAL LONG TERM INVESTMENTS (COST $229,649,953)                                                                       314,365,343
                                                                                                                 -----------------


                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)                                                                   FACE
OCTOBER 31, 1999                                                                                     AMOUNT           VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
CASH EQUIVALENTS - 4.4%
-----------------------
Investors Bank & Trust Company Repurchase Agreement,
4.51% due 11/01/99 in the amount of $14,533,579; issued 10/29/99 (collateralized by $15,101,359 par of FNMA - ARM, 5.978% to 6.886% due 4/1/26 to 9/1/29
with a market value of $15,395,737) (Cost $14,528,119)                                             $14,528,119     $   14,528,119
                                                                                                                 -----------------

TOTAL INVESTMENTS - 100.1% (COST $244,178,072)                                                                     $  328,893,462
                                                                                                                 -----------------


LIABILITIES, NET OF OTHER ASSETS - (0.1)%
-----------------------------------------
Receivable for securities sold                                                                                     $      774,359
Receivable for fund shares sold                                                                                           108,413
Tax reclaim receivable                                                                                                    419,273
Dividends receivable                                                                                                      596,297
Other assets                                                                                                               81,776
Payable for securities purchased                                                                                       (1,981,676)
Payable to Investment Advisor                                                                                            (249,259)
Other liabilities                                                                                                        (169,434)
                                                                                                                 -----------------
                                                                                                                         (420,251)
                                                                                                                 -----------------

NET ASSETS - 100%
-----------------
Applicable to 21,186,793 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                                                    $  328,473,211
                                                                                                                 =================

Net Asset Value, Offering and Redemption Price Per Share                                                           $        15.50


COMPONENTS OF NET ASSETS AS OF OCTOBER 31, 1999 WERE AS FOLLOWS:
----------------------------------------------------------------

Paid-in capital                                                                                                    $  232,954,217
Undistributed investment income, net                                                                                    1,079,745
Undistributed net realized gain on investments and foreign currency related transactions                                9,733,341
Net unrealized appreciation on investments and on assets and liabilities
  denominated in foreign currencies                                                                                    84,705,908
                                                                                                                 =================
                                                                                                                   $  328,473,211
                                                                                                                 =================


ADR - American Depositary Receipt
ARM - Adjustable Rate Mortgage
CVT - Convertible Bond
GDR - Global Depositary Receipt
(1)   See Note 2 to Financial Statements
*     Non-income producing security


                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
-------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO -- OVERVIEW

OCTOBER 31, 1999
-------------------------------------------------------------------------------

COMPARISON OF CHANGES IN VALUE OF $10,000 INVESTMENT IN HARDING, LOEVNER FUNDS,
  INC. -- GLOBAL EQUITY PORTFOLIO AND THE MSCI ALL COUNTRY WORLD INDEX (GROSS
        DIVIDENDS REINVESTED) AND THE LIPPER GLOBAL EQUITY FUND INDEX

                         GLOBAL          MSCI ALL COUNTRY        LIPPER GLOBAL
                         EQUITY               WORLD                  EQUITY
                        PORTFOLIO             INDEX                FUND INDEX
      12/1/96             10,000              10,000                  10,000
     12/31/96              9,990               9,853                  10,016
      1/31/97             10,144              10,020                  10,240
      2/28/97             10,059              10,159                  10,302
      3/31/97             10,030               9,960                  10,178
      4/30/97             10,161              10,282                  10,311
      5/31/97             10,685              10,887                  10,938
      6/30/97             11,134              11,448                  11,407
      7/31/97             11,641              11,965                  11,977
      8/31/97             10,918              11,139                  11,313
      9/30/97             11,385              11,711                  12,018
     10/31/97             10,645              10,993                  11,262
     11/30/97             10,793              11,157                  11,285
     12/31/97             10,923              11,298                  11,419
      1/31/98             10,891              11,546                  11,547
      2/28/98             11,617              12,344                  12,326
      3/31/98             12,106              12,865                  12,946
      4/30/98             12,054              12,978                  13,135
      5/31/98             11,958              12,723                  13,013
      6/30/98             11,726              12,947                  13,058
      7/31/98             11,290              12,952                  13,064
      8/31/98              9,542              11,135                  11,161
      9/30/98              9,651              11,358                  11,167
     10/31/98             10,384              12,395                  11,907
     11/30/98             10,846              13,212                  12,562
     12/31/98             11,142              13,821                  13,084
      1/31/99             11,045              14,103                  13,358
      2/28/99             10,746              13,757                  12,972
      3/31/99             11,251              14,383                  13,418
      4/30/99             12,138              15,013                  14,027
      5/31/99             11,688              14,494                  13,614
      6/30/99             12,388              15,233                  14,300
      7/31/99             12,504              15,158                  14,339
      8/31/99             12,574              15,159                  14,324
      9/30/99             12,240              14,987                  14,200
     10/31/99             12,851              15,748                  14,752

----------------------------------------------------------------------------------------------------------------------------

                                                              RETURNS FOR THE PERIODS ENDED OCTOBER 31, 1999
                                                     CUMULATIVE TOTAL RETURN                  AVERAGE ANNUAL TOTAL RETURN
                                         -------------------------------------------------   -------------------------------
                                             TWELVE MONTHS           SINCE INCEPTION*               SINCE INCEPTION*

  GLOBAL EQUITY PORTFOLIO                        23.76%                  142.92%                         11.58%

  MSCI All Country World Index                   26.41%                  180.38%                         13.57%
  (gross dividends reinvested)

  Lipper Global Fund Index                       23.89%                  167.39%                         12.91%

  * The Global Equity Portfolio commenced operations on December 1, 1996.
-----------------------------------------------------------------------------------------------------------------------------

The Global Equity Portfolio has shown very good returns over the past twelve months in absolute terms, and has performed in line with other global mutual funds, but actually trailed somewhat its passive benchmark, the MSCI All Country World Equity Index. That relative under-performance stems from the first fiscal quarter, ending January 1999, after which the Portfolio has returned significantly more than both its benchmarks.

HARDING, LOEVNER FUNDS, INC.
-------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO -- OVERVIEW

OCTOBER 31, 1999
-------------------------------------------------------------------------------

The year has been characterized by an environment of `global healing', as markets and economies responded vigorously to the interest rate cuts offered by central banks in the fourth quarter of 1998 to assuage the fears of a market meltdown. A recovery in growth prospects spurred earnings growth prospects for most companies, more broadly than had been the case last year. As a result, stock prices rose, in spite of interest rates rising to reverse the declines of the second half of 1998, something that normally dampens investors' enthusiasm for shares. Southeast Asian and Latin American stocks surged as the recognition dawned that a global recession had been averted or postponed, with investors scrambling to capture the high prospective returns implied in the low share prices that we highlighted in our letter a year ago.

One of the most significant changes to the Portfolio over the past year has been the expansion of the holdings in Japan. We have added three new companies during the year, and now hold six Japanese companies, comprising about one eighth of the entire Portfolio. We have been skeptical in the past of statements by Japanese managements that they are changing corporate cultures and more aggressively restructuring their businesses to the benefit of shareholders, as we have repeatedly written. But the evidence of deep and far-reaching change has now become unmistakable; managements have begun to take actions that imply that they recognize that Japan's anti-competitive `convoy' system is dead, and that every company is now in a battle in which only the fittest will survive. The Portfolio's holdings in Japan have produced excellent returns this year, but they are still smaller than passive index weightings in Japan.

A second significant change to the Portfolio over the past year has been substantial additions to our holdings of technology companies; we now hold almost a fifth of the Portfolio in that sector. While eschewing the business model and valuation hazards that accompany the Internet gold rush, we have striven to identify companies that will be successful as `outfitters' to the dot-com pioneers bent on staking their claim in cyberspace. Many of the largest contributors to performance for the Portfolio this year have been technology stocks, several of them from outside the US. As global investors, we can own successful technology companies wherever they may be domiciled; but additionally we attempt to take advantage of spotting trends first established in the frenetic and fermenting world of US technology becoming adapted to other markets, often with a lag.

We are spending significant research time in understanding how the Internet is changing businesses across the globe, and across industrial sectors. We are exploiting this trend, by buying providers of content (the stuff that people want to see, play or read), and by buying technology and telecom companies supplying the backbone of e-commerce. More generally, if GE's Jack Welch is right, and the Internet `changes everything', the companies that benefit will be those with the management strength to foresee change and to impose the changes in corporate structures and culture that will be necessary to exploit change. Our investment process has always been one that emphasizes management ability and vision. Internet strategy is now a key component in our evaluation of management, and competitive advantage.

Amidst all the exciting long-term opportunities that technological developments have produced, there is one shorter-term danger -- that of the `Y2K' problem. We have taken extensive measures to ensure that our internal systems are compliant, that the brokers and custodians with whom we transact are compliant, and that the companies in which we invest have taken all possible precautions. We have surveyed all our portfolio companies, and asked them to tell us their plans for ameliorating the risks. In general, we have been pleased with the responses we have received, but not surprised -- good management should by now have the issue in hand.

HARDING, LOEVNER FUNDS, INC.

----------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1999                                                                                          SHARES        VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 95.0%
-----------------------------

COMMON STOCKS - 94.0%
---------------------

ARGENTINA - 1.0%
----------------
Quilmes Industrial SA (Brewers)                                                                            25,000      $   203,125
                                                                                                                      -------------

AUSTRALIA - 1.9%
----------------
Rio Tinto Ltd. (Diversified Metal Producers)                                                               25,000          401,674
                                                                                                                      -------------

DENMARK - 2.5%
--------------
Ratin A/S - B Shares (Service Organizations)                                                                5,000          519,537
                                                                                                                      -------------

FRANCE - 2.4%
-------------
Compagnie Generale d'Industrie et de Participations (General Diversified)                                   2,659          122,800
Financiere et Industrielle Gaz et Eaux (Other Financial Services) *                                         7,400          377,132
                                                                                                                      -------------
                                                                                                                           499,932
                                                                                                                      -------------
GERMANY - 1.7%
--------------
Allianz AG (Insurance Companies)                                                                              500          152,103
SAP AG - Sponsored ADR (Systems & Subsystems)                                                               5,500          201,094
                                                                                                                      -------------
                                                                                                                           353,197
                                                                                                                      -------------
HONG KONG - 8.6%
----------------
Hutchison Whampoa Ltd. (General Diversified)                                                               65,000          652,594
Jardine Strategic Holdings Ltd. (General Diversified) *                                                   200,000          442,000
Johnson Electric Holdings (Diversified Electrical Manufacturers)                                           75,000          405,458
Li & Fung Ltd. (Wholesalers) *                                                                            180,000          306,989
                                                                                                                      -------------
                                                                                                                         1,807,041
                                                                                                                      -------------
IRELAND - 1.2%
--------------
CBT Group plc-ADR (Electronic Data Processing Equipment) *                                                 12,000          247,500
                                                                                                                      -------------

ITALY - 0.9%
------------
Luxottica Group SpA - ADR (Miscellaneous Retailers)                                                        10,000          191,875
                                                                                                                      -------------

JAPAN - 11.0%
-------------
Fuji Bank (Banking)                                                                                        15,000          205,696
Fujitsu Ltd. (Computer Software & Processing)                                                              20,000          602,225
Hirose Electronics Co., Ltd. (Parts & Components)                                                           3,000          523,303
Mitsubishi Corp. (Wholesalers)                                                                             50,000          359,609
Sony Corp. - ADR (Radio, TV & Phonograph Manufacturers)                                                     4,000          639,000
                                                                                                                      -------------
                                                                                                                         2,329,833
                                                                                                                      -------------
MEXICO - 3.0%
-------------
Grupo Televisa SA - GDR (Radio & TV Broadcasters) *                                                         5,000          212,500
Kimberly Clark de Mexico SA de CV (Diversified Paper)                                                      50,000          160,133
Telefonos de Mexico SA - Class L, ADR (Telecommunications)                                                  3,000          256,500
                                                                                                                      -------------
                                                                                                                           629,133
                                                                                                                      -------------

NETHERLANDS - 4.4%
------------------
Royal Dutch Petroleum Co. - NY Shares (Holding Company)                                                    10,000         599,375
Wolters Kluwer NV (Miscellaneous Printing & Publishing)                                                    10,000         333,839
                                                                                                                      ------------
                                                                                                                          933,214
                                                                                                                      ------------


                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

----------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1999                                                                                          SHARES        VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
SWEDEN - 4.0%
-------------
Telefonaktiebolaget LM Ericsson - ADR (Miscellaneous Electronics)                                           6,100     $    260,775
Investor AB - Class B (Miscellaneous Companies) *                                                          45,000          576,083
                                                                                                                      -------------
                                                                                                                           836,858
                                                                                                                      -------------
SWITZERLAND - 4.5%
------------------
ABB Ltd. (Power Transmission Equipment) *                                                                   3,984          400,855
Nestle SA - ADR (Diversified Food)                                                                          4,000          385,893
Zurich Allied AG (Insurance)                                                                                  300          169,704
                                                                                                                      -------------
                                                                                                                           956,452
                                                                                                                      -------------
UNITED KINGDOM - 5.7%
---------------------
Pearson plc (Miscellaneous Printing & Publishing)                                                          25,000          549,281
WPP Group plc (Advertising Agencies)                                                                       60,000          654,473
                                                                                                                      -------------
                                                                                                                         1,203,754
                                                                                                                      -------------
UNITED STATES - 41.2%
---------------------
Allied Capital Corp. (Commercial Finance Companies)                                                        27,301          547,726
AlliedSignal, Inc.  (Government & Defense Electronic Equipment)                                             8,300          472,581
American International Group (Insurance Companies)                                                          5,000          514,687
Aspen Technologies, Inc. (Automatic Controls) *                                                            10,000          127,500
Baxter International, Inc. (Ethical Drug Manufacturers)                                                     9,000          583,875
CBS Corp. (Radio & TV Broadcasters) *                                                                       9,000          439,312
Colgate-Palmolive Co. (Cosmetics & Toiletries)                                                             12,000          726,000
Dover Corp. (Diversified Machinery)                                                                         8,000          340,500
Exxon Corp. (Integrated International Oil Producers)                                                        5,400          399,937
Federal National Mortgage Association (Other Financial Services)                                            5,000          353,750
Goldman Sachs Group, Inc. (Securities Brokerage)                                                            1,730          122,830
Intel Corp. (Electronic Data Processing Equipment)                                                          6,500          503,344
MCI Worldcom, Inc. (Telecommunications) *                                                                   2,000          171,625
Oracle Corp. (Computer Software & Processing) *                                                             7,000          332,937
Pfizer, Inc. (Ethical Drug Manufacturers)                                                                  12,000          474,000
Schlumberger, Ltd. (Exploration, Drilling Service & Equipment)                                              9,000          545,063
Sun Microsystems, Inc. (Electronic Data Processing Equipment) *                                             7,000          740,688
Thermo Electron Corp. (Scientific Equipment & Supplies) *                                                  22,000          297,000
Wells Fargo & Co. (Commercial Banks)                                                                       10,000          478,750
Wisconsin Central Transportation Corp. (Railroad Holding Companies) *                                      15,000          208,125
Wrigley (WM.) Jr. Co. (Confectionery Goods)                                                                 4,000          319,750
                                                                                                                      -------------
                                                                                                                         8,699,980
                                                                                                                      -------------

Total Common Stocks (Cost $16,195,974)                                                                                  19,813,105
                                                                                                                      -------------

FIXED INCOME - 1.0%
-------------------
                                                                                                      FACE
TAIWAN - 1.0%                                                                                        AMOUNT
-------------                                                                                  -------------------
Taiwan Semiconductor CVT, zero coupon due 7/3/02 * (Cost $210,750)                                 $    150,000            221,730
                                                                                                                      -------------

TOTAL LONG TERM INVESTMENTS (COST $16,406,724)                                                                          20,034,835
                                                                                                                      -------------


                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)                                                                       FACE
OCTOBER 31, 1999                                                                                         AMOUNT         VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
CASH EQUIVALENTS - 4.4%
-----------------------
Investors Bank & Trust Company Repurchase Agreement, 4.51%
due 11/01/99 in the amount of $936,172; issued 10/29/99 (collateralized by
$963,079 par of FNMA - ARM, 6.752% due 6/1/23 with a market
value of $971,958) (Cost $935,821)                                                                     $  935,821      $   935,821
                                                                                                                      -------------

TOTAL INVESTMENTS - 99.4% (COST $17,342,545)                                                                           $20,970,656
                                                                                                                      -------------


OTHER ASSETS, NET OF LIABILITIES - 0.6%
---------------------------------------
Receivable for securities sold                                                                                         $   220,133
Other assets                                                                                                                76,636
Payable for securities purchased                                                                                          (123,476)
Payable to Investment Advisor                                                                                              (13,027)
Other liabilities                                                                                                          (43,851)
                                                                                                                      -------------
                                                                                                                           116,415
                                                                                                                      -------------

NET ASSETS - 100%
-----------------
Applicable to 1,054,100 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                                                        $21,087,071
                                                                                                                      =============

Net Asset Value, Offering and Redemption Price Per Share                                                               $     20.00
                                                                                                                      =============

COMPONENTS OF NET ASSETS AS OF OCTOBER 31, 1999 WERE AS FOLLOWS:
----------------------------------------------------------------

Paid-in capital                                                                                                        $15,641,123
Undistributed investment income, net                                                                                        14,428
Undistributed net realized gain on investments and foreign currency related transactions                                 1,803,770
Net unrealized appreciation on investments and on assets and liabilities
  denominated in foreign currencies                                                                                      3,627,750
                                                                                                                      =============
                                                                                                                       $21,087,071
                                                                                                                      =============


ADR - American Depositary Receipt
ARM - Adjustable Rate Mortgage
CVT - Convertible Bond
GDR - Global Depositary Receipt
(1)   See Note 2 to Financial Statements
 *    Non-income producing security


                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
-------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO -- OVERVIEW

OCTOBER 31, 1999
-------------------------------------------------------------------------------

COMPARISON OF CHANGES IN VALUE OF $10,000 INVESTMENT IN HARDING, LOEVNER FUNDS, INC.-
     MULTI-ASSET GLOBAL PORTFOLIO AND THE CONSTRUCTED GLOBAL BALANCED INDEX*
                   AND THE LIPPER GLOBAL FLEXIBLE FUND INDEX

                                               CONSTRUCTED        LIPPER GLOBAL
                       MULTI-ASSET GLOBAL        GLOBAL             FLEXIBLE
                           PORTFOLIO         BALANCED INDEX*       FUND INDEX
      11/1/96               10,000               10,000               10,000
     11/30/96               10,390               10,380               10,426
     12/31/96               10,379               10,280               10,441
      1/31/97               10,529               10,041               10,639
      2/28/97               10,519               10,282               10,700
      3/31/97               10,469               10,116               10,525
      4/30/97               10,590               10,258               10,625
      5/31/97               11,021               10,779               11,072
      6/30/97               11,362               11,143               11,382
      7/31/97               11,773               11,420               11,850
      8/31/97               11,251               10,977               11,512
      9/30/97               11,693               11,424               12,004
     10/31/97               11,292               11,136               11,575
     11/30/97               11,432               11,168               11,611
     12/31/97               11,613               11,243               11,711
      1/31/98               11,529               11,456               11,739
      2/28/98               12,125               11,964               12,269
      3/31/98               12,501               12,214               12,681
      4/30/98               12,511               12,361               12,793
      5/31/98               12,469               12,267               12,677
      6/30/98               12,354               12,418               12,668
      7/31/98               12,093               12,396               12,544
      8/31/98               11,133               11,489               11,156
      9/30/98               11,425               11,889               11,334
     10/31/98               11,916               12,695               11,926
     11/30/98               12,208               13,068               12,460
     12/31/98               12,383               13,557               12,759
      1/31/99               12,101               13,680               12,911
      2/28/99               11,895               13,281               12,596
      3/31/99               12,264               13,645               13,006
      4/30/99               13,088               14,010               13,705
      5/31/99               12,763               13,607               13,487
      6/30/99               13,229               13,908               13,986
      7/31/99               13,371               14,022               13,977
      8/31/99               13,349               14,064               13,928
      9/30/99               13,110               14,073               13,851
     10/31/99               13,327               14,513               14,132

-----------------------------------------------------------------------------------------------------------------------------
                                                           RETURNS FOR THE PERIODS ENDED OCTOBER 31, 1999
                                                      CUMULATIVE TOTAL RETURN                  AVERAGE ANNUAL TOTAL RETURN
                                         --------------------------------------------------  --------------------------------
                                             TWELVE MONTHS           SINCE INCEPTION**              SINCE INCEPTION**

MULTI-ASSET GLOBAL EQUITY PORTFOLIO              11.84%                    33.27%                        10.05%

Constructed Global Balanced Index*               14.32%                    45.13%                        13.22%

Lipper Global Flexible Fund Index                18.50%                    41.32%                        12.22%

**The Multi-Asset Global Portfolio commenced operations on November 1, 1996.
-----------------------------------------------------------------------------------------------------------------------------

* Constructed Global Balanced Index is comprised of the weighted sum of 60% Financial Times World Equity Index and 40% Salomon World Government Bond Index.

The Multi-Asset Global Portfolio has shown solid returns over the past twelve months in absolute terms, but has trailed other similar mutual funds and its passive benchmark. Equities in the Portfolio have contributed very good returns during the year, up more than 23%. This is in line with the index of global mutual funds, but trails the passive index, reflecting our poor equity returns through January 1999. Since then, the equities have significantly outpaced both other funds as well as the passive index. Bonds in the Portfolio have performed in line with the global bond index.

HARDING, LOEVNER FUNDS, INC.
-------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO -- OVERVIEW

OCTOBER 31, 1999
-------------------------------------------------------------------------------

The year has been characterized by an environment of `global healing', as markets and economies responded vigorously to the interest rate cuts offered by central banks in the fourth quarter of 1998 to assuage the fears of a market meltdown. A recovery in growth prospects spurred earnings growth prospects for most companies, more broadly than had been the case last year. As a result, stock prices rose, in spite of interest rates rising to reverse the declines of the second half of 1998. Bond prices declined everywhere except in Japan as a result of the reversal of the interest rate trend, so that stock and bond prices remained, to a large extent, decoupled. Southeast Asian and Latin American stocks surged as the recognition dawned that a global recession had been averted or postponed, with investors scrambling to capture the high prospective returns implied in the low share prices that we highlighted in our letter a year ago.

We raised the allocation to equities in the Portfolio, both by direct purchase and by letting the better performance of equities ride over the course of the year, with the result that equities accounted for 65% at October 31, with bonds standing at 33%, and cash at 2%. With the poor performance of bonds, in hindsight it is clear that we might have embraced the riskier (higher return) asset class (equity) investments more aggressively than we did at the end of 1998, but we make no apology for our incremental style, which has served us well over time.

Our bond holdings remain generally of very high credit quality, concentrated in issues of the US Government and Federal agencies, with some holdings of high yield corporate debt, but no emerging market debt. Global bond index returns were significantly enhanced by the returns from Japanese bonds, which garnered outsized gains if measured in dollars due to the dramatic strengthening of the Yen. The fund has no holdings of Japanese bonds, which carry very low yields. We have added to our significant holdings of Treasury inflation-indexed bonds (TIPS), which we believe offer a rare combination of stability, income, and protection from creeping inflation.

Within the equity holdings, two areas have been subjected to more intense research and activity: Japanese companies and technology companies. We have made significant shifts and additions to our holdings in both of those categories. Evidence of deep and far-reaching change in the management attitudes and corporate cultures of Japanese companies is now unmistakable. We have seen actions by managements that imply that they recognize that Japan's anti-competitive `convoy' system is dead, and that every company is now in a battle in which only the fittest will survive. It is companies with such managements that we have added to the Portfolio. Within the technology sector, we have eschewed the business model and valuation hazards that accompany the Internet gold rush, but have striven to identify companies that will be successful as `outfitter' to the dot.com pioneers bent on staking their claim in cyberspace.

We are spending significant research time in understanding how the Internet is changing businesses across the globe, and across industrial sectors. We are exploiting this trend, by buying providers of content (the stuff that people want to see, play or read), and by buying technology and telecom companies supplying the backbone of e-commerce. More generally, if GE's Jack Welch is right, and the Internet `changes everything', the companies that benefit will be those with the management strength to foresee change and to impose the changes in corporate structures and culture that will be necessary to exploit change. Our investment process has always been one that emphasizes management ability and vision. Internet strategy is now a key component in our evaluation of management, and competitive advantage.

Amidst all the exciting long-term opportunities that technological developments have produced, there is one shorter-term danger -- that of the `Y2K' problem. We have taken extensive measures to ensure that our internal systems are compliant, that the brokers and custodians with whom we transact are compliant, and that the companies in which we invest have taken all possible precautions. We have surveyed all our portfolio companies, and asked them to tell us their plans for ameliorating the risks. In general, we have been pleased with the responses we have received, but not surprised -- good management should by now have the issue in hand.

HARDING, LOEVNER FUNDS, INC.

----------------------------------------------------------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1999                                                                                               SHARES    VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS - 97.7%
-----------------------------

COMMON STOCKS - 59.4%
---------------------

FRANCE - 3.4%
-------------
Bic (General Diversified)                                                                                       1,050     $ 51,305
Financiere et Industrielle Gaz et Eaux (Other Financial Services) *                                             2,398      122,211
Michelin (CGDE) - Class B (Rubber & Tire Manufacturers)                                                         1,200       52,204
                                                                                                                         ----------
                                                                                                                           225,720
                                                                                                                         ----------
GERMANY - 2.2%
--------------
Allianz AG (Insurance Companies)                                                                                  200       60,841
Bayer AG (Diversified Chemical Manufacturers)                                                                   1,100       44,964
SAP AG - Sponsored ADR (Systems & Subsystems)                                                                   1,000       36,562
                                                                                                                         ----------
                                                                                                                           142,367
                                                                                                                         ----------
HONG KONG - 4.9%
----------------
Hutchison Whampoa Ltd. (General Diversified)                                                                   12,000      120,479
Jardine Strategic Holdings Ltd. (General Diversified) *                                                        60,000      132,600
Li & Fung Ltd. (Wholesalers) *                                                                                 40,000       68,220
                                                                                                                         ----------
                                                                                                                           321,299
                                                                                                                         ----------
IRELAND - 0.6%
--------------
CBT Group plc-ADR (Electronic Data Processing Equipment) *                                                      1,700       35,062
                                                                                                                         ----------

JAPAN - 5.7%
------------
Asatsu-DK, Inc. (Advertising Agencies)                                                                          1,000       35,290
Atlantis Japan Growth Fund (Mutual Funds) *                                                                     7,000       88,760
Mitsubishi Corp. (Wholesalers)                                                                                 15,000      107,883
Sony Corp. - ADR (Radio, TV & Phonograph Manufacturers)                                                           500       79,875
Tokio Marine & Fire Insurance Co. (Insurance Companies)                                                         5,000       65,449
                                                                                                                         ----------
                                                                                                                           377,257
                                                                                                                         ----------
MEXICO - 1.7%
-------------
Grupo Televisa SA - GDR (Radio & TV Broadcasters) *                                                               800       34,000
Kimberly Clark de Mexico SA de CV (Diversified Paper)                                                          25,000       80,067
                                                                                                                         ----------
                                                                                                                           114,067
                                                                                                                         ----------
NETHERLANDS - 3.0%
------------------
Royal Dutch Petroleum Co. - NY Shares (Holding Company)                                                         2,500      149,844
Wolters Kluwer NV (Miscellaneous Printing & Publishing)                                                         1,400       46,737
                                                                                                                         ----------
                                                                                                                           196,581
                                                                                                                         ----------
SINGAPORE - 1.8%
----------------
DBS Local Certificates (Commercial Banks) *                                                                    10,667      120,564
                                                                                                                          ---------

SWEDEN - 4.0%
-------------
Telefonaktiebolaget LM Ericsson - ADR (Miscellaneous Electronics)                                               2,000       85,500
Investor AB - Class B (Miscellaneous Companies) *                                                              14,000      179,226
                                                                                                                         ----------
                                                                                                                           264,726
                                                                                                                         ----------
SWITZERLAND - 4.6%
------------------
ABB Ltd. (Power Transmission Equipment) *                                                                       1,296      130,399
Nestle SA - ADR (Diversified Food)                                                                              1,300      125,415
Union Bank of Switzerland AG (Commercial Banks)                                                                   170       49,420
                                                                                                                         ----------
                                                                                                                           305,234
                                                                                                                         ----------
UNITED KINGDOM - 7.1%
---------------------
British Telecommunications plc (Telecommunications)                                                               400       72,000
Pearson plc (Miscellaneous Printing & Publishing)                                                               3,800       83,491
Rentokil Initial plc (Service Organizations)                                                                   30,000       99,319
Rio Tinto plc (Mining)                                                                                          7,500      128,104
WPP Group plc (Advertising Agencies)                                                                            8,000       87,263
                                                                                                                         ----------
                                                                                                                           470,177
                                                                                                                         ----------


                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1999                                                                                               SHARES    VALUE (1)
-----------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 20.4%
---------------------
Air Products & Chemicals, Inc. (Industrial Chemicals & Gases Manufacturers)                                     1,600   $   44,000
Allied Capital Corp. (Commercial Finance Companies)                                                             6,500      130,406
AlliedSignal, Inc.  (Government & Defense Electronic Equipment)                                                 1,800      102,487
American International Group (Insurance Companies)                                                              1,250      128,672
Baxter International, Inc. (Ethical Drug Manufacturers)                                                         1,000       64,875
Colgate-Palmolive Co. (Cosmetics & Toiletries)                                                                  2,000      121,000
Exxon Corp. (Integrated International Oil Producers)                                                            1,800      133,312
Federal National Mortgage Association (Other Financial Services)                                                  900       63,675
Goldman Sachs Group, Inc. (Securities Brokerage)                                                                  290       20,590
Intel Corp. (Electronic Data Processing Equipment)                                                                600       46,463
International Business Machines Corp. (Electronic Data Processing Equipment)                                    1,000       98,375
Quintiles Transnational Corp. (Medical Services) *                                                              1,800       33,412
Royce Micro-Cap Trust, Inc. (Mutual Funds)                                                                     11,266       92,944
Schlumberger, Ltd. (Exploration, Drilling Service & Equipment)                                                  1,200       72,675
Thermo Electron Corp. (Scientific Equipment & Supplies) *                                                       3,500       47,250
Wells Fargo & Co. (Financial)                                                                                   2,500      119,688
Wisconsin Central Transportation Corp. (Railroad Holding Companies) *                                           1,900       26,363
                                                                                                                         ----------
                                                                                                                         1,346,187
                                                                                                                         ----------

Total Common Stocks (Cost $3,224,461)                                                                                    3,919,241
                                                                                                                         ----------

WARRANTS - 0.0%
---------------
JAPAN - 0.0%
------------
Atlantis Japan Growth Fund warrants expiring 4/30/01 (Financial) * (Cost $797)                                    400       1,560
                                                                                                                         ---------

                                                                                                                FACE
FIXED INCOME - 38.2%                                                                      CURRENCY           AMOUNT (a)
--------------------                                                                    -------------      --------------

EUROPE - 1.2%
-------------
Eurotunnel 4.45% Equity Notes due 12/31/03                                                  EUR                37,500       39,405
Eurotunnel 4.45% Equity Notes due 12/31/03                                                  GBP                37,500       39,404
                                                                                                                         ----------
                                                                                                                            78,809
                                                                                                                         ----------
MULTINATIONAL - 1.5%
--------------------
International Bank Reconstruction & Development, 4.25% due 9/08/05 *                        EUR               100,000      101,521
                                                                                                                          ---------

TAIWAN - 1.4%
-------------
Taiwan Semiconductor CVT, zero coupon due 7/3/02 *                                                             60,000       88,692
                                                                                                                          ---------

UNITED KINGDOM - 2.1%
---------------------
Orange plc, 7.625% due 8/1/08                                                               EUR               125,000      136,229
                                                                                                                          ---------

UNITED STATES - 32.1%
---------------------
Comcast Corp., 10.625% due 7/15/12                                                                            100,000      119,760
Fullerton Global Corp., zero coupon due 4/2/03                                                                175,000      178,395
GNMA, 7.000% due 4/15/28                                                                                      126,339      123,963
GNMA, 7.000% due 6/15/09                                                                                       71,868       71,850
GNMA, 7.500% due 6/15/27                                                                                      100,894      101,215
GNMA, 8.000% due 8/15/07                                                                                        7,792        7,968
GNMA, 8.500% due 5/15/18                                                                                       15,857       16,513
GNMA, 9.500% due 9/20/20                                                                                        3,381        3,608
Rockefeller Center Property CVT, 0.000% due 12/31/00                                                          250,000      210,000


                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)                                                                           FACE
OCTOBER 31, 1999                                                                                            AMOUNT (a)   VALUE (1)
-----------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - (CONTINUED)
---------------------------
U.S. Treasury Inflation Index Note, 3.504% due 1/15/07                                                        150,000  $   150,752
U.S. Treasury Note, 7.00% due 7/15/06                                                                         250,000      261,094
U.S. Treasury Note, 8.75% due 8/15/00                                                                         175,000      179,375
U.S. Treasury Inflation Index Bond, 3.625% due 4/15/28                                                        225,000      213,084
U.S. Treasury Bond, 5.625% due 5/15/08                                                                        300,000      289,406
U.S. Treasury Bond, 6.125% due 11/15/27                                                                       200,000      193,188
                                                                                                                         ----------
                                                                                                                         2,120,171
                                                                                                                         ----------

Total Fixed Income (Cost $2,593,138)                                                                                     2,525,422
                                                                                                                         ----------

TOTAL LONG TERM INVESTMENTS (COST $5,818,396)                                                                            6,446,223
                                                                                                                         ----------

CASH EQUIVALENTS - 2.2%
-----------------------
Investors Bank & Trust Company Repurchase Agreement, 4.51%
due 11/01/99 in the amount of $143,155; issued 10/29/99 (collateralized by $148,637 par of GNMA - ARM, 6.375% due 1/20/18 with
a market value of $151,122) (Cost $143,101)                                                                   143,101      143,101
                                                                                                                         ----------

TOTAL INVESTMENTS - 99.8% (COST $5,961,497)                                                                            $ 6,589,324
                                                                                                                       ------------


OTHER ASSETS, NET OF LIABILITIES - 0.1%
---------------------------------------
Interest receivable                                                                                                    $    32,087
Other assets                                                                                                                14,951
Payable to Investment Advisor                                                                                               (2,571)
Other liabilities                                                                                                          (34,487)
                                                                                                                          ---------
                                                                                                                             9,980
                                                                                                                          ---------

NET ASSETS - 100%
-----------------
Applicable to 537,249 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                                                        $ 6,599,304
                                                                                                                       ============

Net Asset Value, Offering and Redemption Price Per Share                                                                   $ 12.28
                                                                                                                           ========

COMPONENTS OF NET ASSETS AS OF OCTOBER 31, 1999 WERE AS FOLLOWS:
----------------------------------------------------------------
Paid-in capital                                                                                                        $ 5,589,489
Undistributed investment income, net                                                                                       108,597
Accumulated net realized gain on investments and foreign currency-related transactions                                     273,795
Net unrealized appreciation on investments and on assets and liabilities
  denominated in foreign currencies                                                                                        627,423
                                                                                                                       ============
                                                                                                                       $ 6,599,304
                                                                                                                       ============

ADR - American Depositary Receipt
ARM - Adjustable Rate Mortgage
CVT - Convertible Bond
EUR - European Monetary Unit (Euro)
GBP - British Pound
GDR - Global Depositary Receipt
(a)   Face amount shown in U.S. dollars unless otherwise indicated.
(1)   See Note 2 to Financial Statements
*     Non-income producing security


                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
-------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO -- OVERVIEW

OCTOBER 31, 1999
-------------------------------------------------------------------------------


   COMPARISON OF CHANGES IN VALUE OF $10,000 INVESTMENT IN HARDING, LOEVNER FUNDS, INC.-
   EMERGING MARKETS PORTFOLIO AND THE MSCI EMERGING MARKETS FREE INDEX AND THE LIPPER
             EMERGING MARKETS FUNDS INDEX (GROSS DIVIDENDS REINVESTED)



                            EMERGING MARKETS       LIPPER EMERGING       MSCI EMERGING
                               PORTFOLIO         MARKETS FUNDS INDEX     MARKETS FREE
      11/9/98                    10,000                 10,000               10,000
     11/30/98                    10,280                 10,127               10,202
     12/31/98                    10,160                 10,000               10,054
      1/31/99                     9,740                  9,797                9,892
      2/28/99                     9,500                  9,713                9,988
      3/31/99                    10,490                 10,794               11,305
      4/30/99                    11,870                 12,293               12,703
      5/31/99                    11,780                 12,146               12,629
      6/30/99                    13,350                 13,510               14,063
      7/31/99                    13,180                 13,172               13,681
      8/31/99                    13,400                 13,027               13,805
      9/30/99                    13,310                 12,564               13,338
     10/31/99                    13,680                 12,942               13,622

  -------------------------------------------------------------------------------------------------------------------------------

                                                         RETURNS FOR THE PERIODS ENDED OCTOBER 31, 1999
                                                     CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN
                                         -------------------------------------------------   ----------------------------
                                                          SINCE INCEPTION*                        SINCE INCEPTION*

  EMERGING MARKETS PORTFOLIO                                   36.80%                                  37.76%

  MSCI Emerging Markets Free Index                             36.23%                                  37.17%
  (gross dividends reinvested)

  Lipper Emerging Markets Funds Index                          29.43%                                  30.18%

  *The Emerging Markets Portfolio commenced operations on November 9, 1998.
  -------------------------------------------------------------------------------------------------------------------------------

The Emerging Market Portfolio celebrated its first birthday on November 9, 1999. By most measures, the Portfolio has enjoyed a very good start, returning 36.8% in dollars for the shortened year ended October 31 and exceeding its the passive and active benchmarks, MSCI Emerging Markets Free and Lipper Emerging Markets Funds. The Portfolio was initiated at a time of extreme pessimism towards equity markets in general and emerging equity markets in particular. Stock valuations of even leading emerging market companies were deeply depressed. Over the course of 1999, however, it became apparent that the emerging economies had not fallen into a bottomless pit. The world was not, as it had appeared, headed into a recession; global growth was going to be positive and, in fact, accelerating. The restoration of both financial stability and investor confidence helped emerging equity markets recover from depressed levels.

HARDING, LOEVNER FUNDS, INC.
-------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO -- OVERVIEW

OCTOBER 31, 1999
-------------------------------------------------------------------------------

But the story of the Portfolio's performance was by no means wholly a macroeconomic tale. Returns reflected not only the strong cyclical recovery, but also, in selected markets, clear progress on deregulation, privatization, and improved corporate management. We believe that specific stock selection has been instrumental in generating strong returns. Our strategy, as always, has been to buy good companies in growing industries, with smart management and sound balance sheets. We maintained our focus on this strategy over the course of the past year. The Portfolio's success has been attributable to the inclusion of good stocks that outperformed their respective markets as well as to the avoidance of some prominent `index-heavy' stocks that have done very poorly. Brazilian regional aircraft manufacturer EMBRAER is one of our largest holdings AND best performing companies, up more than three-fold since purchase. Embraer is not even included in the Brazilian index. We doubled our commitment to CHINA TELECOM as we became increasingly comfortable with its franchise and growth potential. It now has over 13m wireless subscribers and continues to grow rapidly. On the other hand, we avoided the big electricity generators in Brazil and Poland, despite their large market capitalizations and generally favorable opinions within the brokerage community. The regulatory climate and underlying economics did not pass our quality and risk hurdles. In each of the portfolio decisions, our process and discipline served us well.

The Portfolio's broad geographic exposure reflects the success we have had at finding companies that meet our quality standards. Asia and Latin America are more heavily represented; Eastern Europe and Africa less so. The reasons for this boil down to some simple, hard truths: Latin America is `working' at both the macro and micro level, Asia is recovering (and its companies are, in many cases, dramatically improving their governance), but only in a few cases are Eastern European companies `getting it done'. To be fair, Eastern European companies have had relatively limited experience in the global, capitalist marketplace, so finding suitable companies there has been a much greater challenge than in other regions.

The outlook for emerging equity markets in 2000 now looks good -- though perhaps that observation in itself is a cause for concern! Although stock valuations have increased and interest rates are at the low end of their recent ranges, the long-term, secular growth story is still unfolding in a positive direction. Deregulation continues (Korea), macroeconomic oversight has been strengthened, and perhaps surprising to many, inflation has been kept under control (Brazil, Thailand). Commodity prices -- key for a long list of emerging markets -- are rising, serving to aid current accounts as well as governments' fiscal budgets. All this makes economic growth more likely.

Looking back, we can say that 1999 was a `year of recovery' from the emerging market currency crisis of 1997-8. We look forward to the next few years as ones hopefully characterized by financial stability and accelerating economic growth. Our companies are very well positioned to capitalize on a more benign economic environment, and should deliver strong gains in earnings and cash flows.

HARDING, LOEVNER FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS
OCTOBER 31, 1999                                                                           SHARES                VALUE (1)
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS - 97.8%
-----------------------------

COMMON STOCKS - 89.5%
---------------------

ARGENTINA - 2.5%
----------------
Perez Companc - ADR (Integrated International Oil Producers)                                   2,000     $         24,292
Quilmes Industrial SA (Brewers)                                                                1,800               14,625
                                                                                                        ------------------
                                                                                                                   38,917
                                                                                                        ------------------
BRAZIL - 6.2%
-------------
Compania Cervejaria Brahma - ADR (Beverages, Food & Tobacco)                                   1,500               18,750
Compania Brasileira de Distribuicao Grupo Pao de
   Acurcar (National & Regional Food Chains)                                                   1,200               26,250
Telesp Celular SA (Telecommunications)                                                     1,020,000               35,582
Tele Sudeste Celular Participacoes SA - ADR (Telecommunications)                                 700               14,000
                                                                                                        ------------------
                                                                                                                   94,582
                                                                                                        ------------------
CHILE - 2.8%
------------
Cia de Telecomunicaciones de Chile SA - ADR (Telecommunications)                               1,500               25,031
Vina Concha Y Toro SA - ADR (Brewers)                                                            500               17,250
                                                                                                        ------------------
                                                                                                                   42,281
                                                                                                        ------------------
EGYPT - 0.5%
------------
Suez Cement Co. - GDR (Cement Producers) *                                                       500                8,206
                                                                                                        ------------------

GREECE - 2.8%
-------------
Attica Enterprises SA (Shipping)                                                               1,800               42,331
                                                                                                        ------------------

HONG KONG - 10.1%
-----------------
China Telecom (Telecommunications) *                                                          12,000               41,086
Johnson Electric Holdings (Diversified Electrical Manufacturers)                              11,000               59,467
Li & Fung Ltd. (Wholesalers) *                                                                32,000               54,576
                                                                                                        ------------------
                                                                                                                  155,129
                                                                                                        ------------------
HUNGARY - 3.9%
--------------
Matav Rt - ADR (Telecommunications)                                                            1,000               28,813
Otp Bank (Savings & Loans)                                                                       700               31,710
                                                                                                        ------------------
                                                                                                                   60,523
                                                                                                        ------------------
INDIA - 4.6%
------------
Hindustan Lever Ltd. (Diversified Food)                                                          600               31,879
Morgan Stanley Dean Witter India Investment Fund (Mutual Funds) *                              3,000               37,875
                                                                                                        ------------------
                                                                                                                   69,754
                                                                                                        ------------------
INDONESIA - 2.6%
----------------
Housing Development Finance Corp., Ltd. (Other Financial Services)                             6,500               39,621
                                                                                                        ------------------

ISRAEL - 1.8%
-------------
Koor Industries Ltd. - ADR (General Diversified)                                               1,650               27,844
                                                                                                        ------------------


                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

--------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1999                                                                           SHARES                VALUE (1)
-----------------------------------------------------------------------------------------------------------------------------------
MEXICO - 13.2%
--------------
Alfa SA (Diversified Chemical Manufacturers)                                                   6,500     $         24,940
Cifra SA - ADR (Discount Stores) *                                                             3,000               46,841
Desc Sociedad de Fomento Industrial SA de CV (Shipping)                                       18,000               14,599
Grupo Televisa SA - Series CPO (Radio & TV Broadcasters) *                                     2,200               46,553
Kimberly Clark de Mexico SA de CV (Diversified Paper)                                          5,000               16,013
Panamerican Beverages Inc - Class A (Soft Drink Producers & Bottlers)                          1,250               20,078
Telefonos de Mexico SA - Class L, ADR (Telecommunications)                                       400               34,200
                                                                                                        ------------------
                                                                                                                  203,224
                                                                                                        ------------------
PHILIPPINES - 2.4%
------------------
ABS-CBN Broadcasting Corp. (Radio & TV Broadcasters)                                          17,500               19,226
International Container Terminal Services, Inc. (Shipping) *                                 180,000               17,303
                                                                                                        ------------------
                                                                                                                   36,529
                                                                                                        ------------------
POLAND - 2.2%
-------------
Agora SA (Newspaper Publishers) *                                                              1,400               13,618
Wielkopolski Bank Kredytowy SA (Commercial Banks)                                              3,500               20,593
                                                                                                        ------------------
                                                                                                                   34,211
                                                                                                        ------------------
SINGAPORE - 1.3%
----------------
Natsteel Electronics Ltd. (Miscellaneous Electronics)                                          5,000               19,540
                                                                                                        ------------------

SOUTH AFRICA - 2.3%
-------------------
South Africa Breweries (Brewers)                                                               4,000               35,069
                                                                                                        ------------------

SOUTH KOREA - 12.4%
-------------------
Hite Brewery Co. Ltd. (Brewers) *                                                                900               31,526
Korea Fund (Mutual Funds) *                                                                    1,000               12,750
Korea Telecom Corp. - ADR (Telecommunications) *                                               1,500               52,875
Pohang Iron and Steel Co., Ltd. (Steel Producers - Integrated)                                   360               43,668
Samsung Electronics - GDR - 144A (Diversified Electronics)                                       500               29,250
South Korea Mobile Telecommunications Corp., Ltd. (Telecommunications)                            18               20,792
                                                                                                        ------------------
                                                                                                                  190,861
                                                                                                        ------------------
TAIWAN - 9.3%
-------------
Asustek Computer Inc. (Electronic Data Processing Equipment)                                   2,000               21,063
Hon Hai Precision Industry (Parts & Components) *                                              4,200               28,824
President Chain Store Corp. (National & Regional Food Chains+A94)                              5,900               16,700
Taiwan Semiconductor (Parts & Components) *                                                   17,220               76,788
                                                                                                        ------------------
                                                                                                                  143,375
                                                                                                        ------------------
THAILAND - 4.2%
---------------
Advanced Information Service plc (Telecommunications) *                                        3,000               35,020
Pizza Co. Ltd. (Restaurants & Fast Food Franchisers)                                           6,000               17,588
Siam City Cement Public Co. Ltd. (Cement Producers) *                                          3,000               11,051
                                                                                                        ------------------
                                                                                                                   63,659
                                                                                                        ------------------
UNITED KINGDOM - 3.4%
---------------------
Al Ahram Beverages Co. - GDR (Beverages, Food & Tobacco) *                                       500               15,237
Standard Chartered plc (Other Financial Services)                                              2,600               36,663
                                                                                                        ------------------
                                                                                                                   51,900
                                                                                                        ------------------


                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

--------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
OCTOBER 31, 1999                                                                           SHARES                VALUE (1)
-----------------------------------------------------------------------------------------------------------------------------------
VIETNAM - 1.0%
--------------
Vietnam Enterprise Investments Ltd. (Investment Companies) *                                  20,000             $ 15,600
                                                                                                        ------------------

Total Common Stocks (Cost $1,086,455)                                                                           1,373,156
                                                                                                        ------------------

PREFERRED STOCKS - 8.3%
-----------------------
BRAZIL - 8.3%
-------------
Banco Itau SA (Commercial Banks)                                                             690,000               39,610
Embraer - Empresa Brasileira de Aeronauntica SA
   (Military & Commercial Aircraft Manufacturers)                                             26,500               88,288
                                                                                                        ------------------

Total Preferred Stocks (Cost $66,415)                                                                             127,898
                                                                                                        ------------------

TOTAL LONG TERM INVESTMENTS (COST $1,152,870)                                                                   1,501,054
                                                                                                        ------------------
                                                                                            FACE
CASH EQUIVALENTS - 4.1%                                                                    AMOUNT
-----------------------                                                                 -------------
Investors Bank & Trust Company Repurchase Agreement, 4.51% due 11/01/99 in the
amount of $62,678; issued 10/29/99 (collateralized by $65,321 par of GNMA - ARM,
6.125% due 11/20/24 with a market
value of $66,239) (Cost $62,655)                                                            $ 62,655               62,655
                                                                                                        ------------------

TOTAL INVESTMENTS - 101.9% (COST $1,215,525)                                                              $     1,563,709
                                                                                                        ------------------


LIABILITIES, NET OF OTHER ASSETS - (1.9)%
-----------------------------------------
Receivable from Investment Advisor                                                                        $        18,085
Other assets                                                                                                        6,462
Payable for securities purchased                                                                                  (29,438)
Other liabilities                                                                                                 (24,899)
                                                                                                        ------------------
                                                                                                                  (29,790)
                                                                                                        ------------------
NET ASSETS - 100%
-----------------
Applicable to 112,117 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                                           $     1,533,919
                                                                                                        ==================

Net Asset Value, Offering and Redemption Price Per Share                                                          $ 13.68
                                                                                                        ==================

COMPONENTS OF NET ASSETS AS OF OCTOBER 31, 1999 WERE AS FOLLOWS:
----------------------------------------------------------------
Paid-in capital                                                                                           $     1,124,855
Undistributed net investment income                                                                                 1,466
Undistributed net realized gain on investments and foreign currency-related transactions                           59,289
Net unrealized appreciation on investments and on assets and liabilities
  denominated in foreign currencies                                                                               348,309
                                                                                                        ==================
                                                                                                          $     1,533,919
                                                                                                        ==================

ADR - American Depositary Receipt
ARM - Adjustable Rate Mortgage
GDR - Global Depositary Receipt
(1)   See Note 2 to Financial Statements
*     Non-income producing security


                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

YEAR ENDED OCTOBER 31, 1999
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 INTERNATIONAL         GLOBAL          MULTI-ASSET      EMERGING
                                                                     EQUITY            EQUITY           GLOBAL          MARKETS
                                                                   PORTFOLIO          PORTFOLIO        PORTFOLIO      PORTFOLIO *
                                                                ----------------   ---------------   -------------   --------------
INVESTMENT INCOME
Interest                                                           $    385,245     $      43,890     $   159,796      $     2,125
Dividends (net of withholding taxes of $662,655, $21,523,
   $5,136 and $783, respectively)                                     5,310,799           444,295          76,627           22,660
                                                                ----------------   ---------------   -------------   --------------
   Total investment income                                            5,696,044           488,185         236,423           24,785
                                                                ----------------   ---------------   -------------   --------------

EXPENSES
Investment advisory fees                                              2,435,796           256,828          66,181           15,410
Administration fees                                                     409,924            44,414          26,535           21,743
Custodian fees                                                          286,421            31,025          13,955           16,866
Legal fees                                                               69,569             3,949           1,051              242
Directors' fees and expenses                                             49,694             4,009           1,077              220
Shareholder record keeping fees                                          38,607            11,941           4,110            4,044
Audit fees                                                               21,500            22,500          21,500           12,500
State registration filing fees                                           20,290             7,019           4,019              649
Organizational costs                                                     14,564            12,775           3,155                -
Insurance expense                                                        10,801               831             206               26
Other fees and expenses                                                  11,959             8,481           1,224              883
                                                                ----------------   ---------------   -------------   --------------
   Total operating expenses                                           3,369,125           403,772         143,013           72,583

Waiver of investment advisory fee (Note 3)                             (121,879)          (82,406)        (60,286)         (50,746)
                                                                ----------------   ---------------   -------------   --------------

   Total expenses                                                     3,247,246           321,366          82,727           21,837
                                                                ----------------   ---------------   -------------   --------------

Investment income, net                                                2,448,798           166,819         153,696            2,948
                                                                ----------------   ---------------   -------------   --------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
   CURRENCY-RELATED TRANSACTIONS

Net realized gain from investments                                   12,178,320         2,694,033         293,597           58,011
Net realized loss from foreign currency-related transactions           (250,676)          (35,766)           (538)            (295)
Net change in unrealized appreciation (depreciation) on
   investments                                                       83,395,761         2,776,963         304,056          348,184
Net change in unrealized appreciation (depreciation) on
   translation of assets and liabilities denominated in
   foreign currencies                                                   (64,195)           (3,342)           (805)             125
                                                                ----------------   ---------------   -------------   --------------

   Realized and unrealized gain on investments and
      foreign currency-related transactions                          95,259,210         5,431,888         596,310          406,025
                                                                ----------------   ---------------   -------------   --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 97,708,008     $   5,598,707     $   750,006      $   408,973
                                                                ================   ===============   =============   ==============

* For the period from November 9, 1998 (commencement of operations) to October 31, 1999.


                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


-----------------------------------------------------------------------------------------------------------------------------------
                                                        INTERNATIONAL EQUITY PORTFOLIO               GLOBAL EQUITY PORTFOLIO
                                                    --------------------------------------   --------------------------------------
                                                       YEAR ENDED           YEAR ENDED          YEAR ENDED            YEAR ENDED
                                                      OCTOBER 31,          OCTOBER 31,          OCTOBER 31,          OCTOBER 31,
                                                          1999                 1998                1999                  1998
                                                    ----------------    ------------------   -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
   Investment income, net                              $ 2,448,798           $ 4,272,224           $ 166,819             $ 499,821
   Net realized gain (loss) from investments,
      in kind redemptions and foreign currency-
      related transactions                              11,927,644            (1,323,216)          2,658,267             9,885,812
   Net change in unrealized appreciation
      (depreciation) on investments and on
      translation of assets and liabilities
      denominated in foreign currencies                 83,331,566            (1,207,070)          2,773,621           (13,011,022)
                                                   ----------------    ------------------   -----------------    ------------------

      Net increase (decrease) in net assets
      resulting from operations                         97,708,008             1,741,938           5,598,707            (2,625,389)
                                                   ----------------    ------------------   -----------------    ------------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Investment income, net                                5,059,466             3,375,872                  --               820,550
   Net realized gain from investments and foreign
      currency-related transactions                        337,112               877,148                  --             6,491,751
   In excess of net realized gain from investments
      and foreign currency-related transactions                 --             1,323,152                  --                    --

                                                   ----------------    ------------------   -----------------    ------------------
      Total distributions                                5,396,578             5,576,172                   -             7,312,301
                                                   ----------------    ------------------   -----------------    ------------------

CAPITAL SHARE TRANSACTIONS, NET                        (89,894,523)          (57,413,729)        (15,275,132)          (24,180,948)
                                                   ----------------    ------------------   -----------------    ------------------

NET INCREASE (DECREASE) IN NET ASSETS                    2,416,907           (61,247,963)         (9,676,425)          (34,118,638)

NET ASSETS
Beginning of period                                    326,056,304           387,304,267          30,763,496            64,882,134
                                                   ----------------    ------------------   -----------------    ------------------

End of period                                         $328,473,211         $ 326,056,304        $ 21,087,071          $ 30,763,496
                                                   ================    ==================   =================    ==================

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
 INVESTMENT INCOME, NET                                $ 1,079,745           $ 3,740,249            $ 14,428            $ (260,306)
                                                   ================    ==================   =================    ==================


                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

--------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                            MULTI-ASSET                    EMERGING MARKETS
                                                                          GLOBAL PORTFOLIO                     PORTFOLIO
                                                               ---------------------------------------   ---------------------
                                                                                                           FOR THE PERIOD FROM
                                                                    YEAR ENDED           YEAR ENDED         NOVEMBER 9, 1998*
                                                                    OCTOBER 31,          OCTOBER 31,                TO
                                                                       1999                 1998            OCTOBER 31, 1999
                                                                ------------------   ------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
   Investment income, net                                             $   153,696          $   155,102             $    2,948
   Net realized gain from investments, in kind
      redemptions and foreign currency-related
      transactions                                                        293,059               81,404                  57,716
   Net change in unrealized appreciation (depreciation)
      on investments and on translation of assets and
      liabilities denominated in foreign currencies                       303,251               51,959                 348,309
                                                                ------------------   ------------------   ---------------------

      Net increase in net assets resulting
      from operations                                                     750,006              288,465                 408,973
                                                                ------------------   ------------------   ---------------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Investment income, net                                                 168,496              121,883                      --
   Net realized gain from investments and foreign
      currency-related transactions                                        85,013               96,112                      --

                                                                ------------------   ------------------   ---------------------
      Total distributions                                                 253,509              217,995                      --
                                                                ------------------   ------------------   ---------------------

CAPITAL SHARE TRANSACTIONS, NET                                          (224,414)           1,081,521               1,124,946
                                                                ------------------   ------------------   ---------------------

NET INCREASE IN NET ASSETS                                                272,083            1,151,991               1,533,919

NET ASSETS
Beginning of period                                                     6,327,221            5,175,230                      --
                                                                ------------------   ------------------   ---------------------

End of period                                                         $ 6,599,304          $ 6,327,221             $ 1,533,919
                                                                ==================   ==================   =====================

UNDISTRIBUTED INVESTMENT INCOME, NET                                  $   108,597          $   125,012             $     1,466
                                                                ==================   ==================   =====================

* Commencement of operations


                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


-----------------------------------------------------------------------------------------------------------------------------------
                                                                    INTERNATIONAL EQUITY PORTFOLIO
                                          -----------------------------------------------------------------------------------------
                                             FOR THE          FOR THE          FOR THE             FOR TEN            FOR THE
                                            YEAR ENDED       YEAR ENDED       YEAR ENDED         MONTHS ENDED*       YEAR ENDED
                                           OCT. 31, 1999    OCT. 31, 1998    OCT. 31, 1997       OCT. 31, 1996      DEC. 31 1995
                                          ---------------  ---------------  ---------------    ----------------   ----------------
PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD               $11.62           $11.79           $11.61              $10.77              $9.71
                                          ---------------- ---------------- ----------------    ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
      Investment income, net                         0.10             0.14             0.13                0.08               0.10
      Net realized and unrealized gain
        (loss) on investments and foreign
        currency-related transactions                3.97            (0.13)            0.05 (a)            0.97               1.06
                                          ---------------- ---------------- ----------------    ----------------   ----------------

Net increase from investment operations              4.07             0.01             0.18                1.05               1.16
                                          ---------------- ---------------- ----------------    ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Investment income, net                         0.18             0.11             0.00 (b)            0.08               0.10
      Excess of investment income, net                 --               --               --                0.03                 --
      Net realized gain from investments
        and foreign-currency related
        transactions                                 0.01             0.03               --                0.10                 --
      Excess of net realized gain on
        investments and foreign currency-
        related transactions                            --            0.04               --                  --                 --
                                           ---------------- ---------------- ----------------    ----------------   ----------------
Total distributions                                   0.19            0.18               --                0.21               0.10
                                           ---------------- ---------------- ----------------    ----------------   ----------------
NET ASSET VALUE, END OF PERIOD                      $15.50          $11.62           $11.79              $11.61             $10.77
                                           ================ ================ ================    ================   ================

TOTAL RETURN                                         35.46%            0.06%            1.57%               9.81%(c)          11.99%

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000's)           $328,473         $326,056         $387,304            $241,357            $67,727

      Ratio of net operating expenses to
        average net assets                            1.00%            1.00%            1.00%               1.00% (d)          0.99%

      Ratio of investment income, net to
        average net assets                            0.75%            1.14%            1.07%               1.29% (d)          1.30%

      Decrease reflected in above expense
        ratios due to waiver of investment
        advisory and administration fees,
        and reimbursement of other expenses           0.04%            0.04%            0.06%               0.14% (d)          0.54%

      Portfolio turnover rate                           35%              33%              31%                 17% (c)            28%

(a) Includes the effect of net realized gains prior to a significant increase in shares outstanding.
(b) Rounds to less than $0.01.
(c) Not annualized
(d) Annualized
* During the period, the Portfolio changed its fiscal year end from December 31 to October 31.


                        See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 GLOBAL EQUITY PORTFOLIO
                                                              ----------------------------------------------------------------
                                                                     FOR                    FOR                   FOR
                                                                   THE YEAR               THE YEAR             THE PERIOD
                                                                    ENDED                  ENDED                 ENDED
                                                                OCT. 31, 1999          OCT. 31, 1998         OCT. 31, 1997 *
                                                              -------------------   --------------------    ------------------
PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                                      $16.16                 $18.70                 $17.58 (a)
                                                              -------------------   --------------------    -------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
      Investment income, net                                                0.05                   0.20                   0.19
      Net realized and unrealized gain (loss) on investments
        and foreign-currency related transactions                           3.79                  (0.55)                  0.94
                                                              -------------------   --------------------    -------------------

Net increase (decrease) from investment operations                          3.84                  (0.35)                  1.13
                                                              -------------------   --------------------    -------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Investment income, net                                                   -                   0.25                   0.01
      Net realized gain from investments and foreign
        currency-related transactions                                          -                   1.94                      -
                                                              -------------------   --------------------    -------------------
Total distributions                                                            -                   2.19                   0.01
                                                              -------------------   --------------------    -------------------
NET ASSET VALUE, END OF PERIOD                                            $20.00                 $16.16                 $18.70
                                                              ===================   ====================    ===================

TOTAL RETURN                                                              23.76%                  (2.46)%                 6.45% (b)

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000's)                                  $21,087                $30,763                $64,882

      Ratio of net operating expenses to average net assets                1.25%                  1.25%                   1.25% (c)

      Ratio of investment income, net to average net assets                0.65%                  0.86%                   1.05% (c)

      Decrease reflected in above expense ratios due to waiver
        of investment advisory and administration fees,
        and reimbursement of other expenses                                0.32%                  0.11%                   0.12% (c)

      Portfolio turnover rate                                                44%                    67%                     39% (b)

* Commencement of Operations was December 1, 1996 following a tax free merger with GELP which was formed on September 27, 1991.
(a) The beginning net asset value of the Portfolio was equal to the total Net Asset Value, as converted, of the outstanding Partnership Units of Harding, Loevner Management, L.P.'s - Global Equity Limited Partnership ("GELP") as of November 30, 1996.
(b)   Not annualized
(c)   Annualized


                        See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 MULTI-ASSET GLOBAL PORTFOLIO
                                                                  ----------------------------------------------------------------
                                                                         FOR                   FOR                    FOR
                                                                       THE YEAR              THE YEAR              THE PERIOD
                                                                        ENDED                 ENDED                  ENDED
                                                                    OCT. 31, 1999         OCT. 31, 1998         OCT. 31, 1997 *
                                                                  ------------------    -------------------    -------------------
PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                                         $11.41                 $11.26                 $10.00
                                                                  ------------------    -------------------    -------------------

INCREASE IN NET ASSETS FROM OPERATIONS
      Investment income, net                                                   0.28                   0.52                   0.25
      Net realized and unrealized gain on investments
        and foreign-currency related transactions                              1.04                   0.09                   1.04
                                                                  ------------------    -------------------    -------------------
Net increase from investment operations                                        1.32                   0.61                   1.29
                                                                  ------------------    -------------------    -------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Investment income, net                                                   0.30                   0.26                   0.03
      Net realized gain from investments and foreign
        currency-related transactions                                          0.15                   0.20                      -
                                                                  ------------------    -------------------    -------------------
Total distributions                                                            0.45                   0.46                   0.03
                                                                  ------------------    -------------------    -------------------
NET ASSET VALUE, END OF PERIOD                                               $12.28                 $11.41                 $11.26
                                                                  ==================    ===================    ===================

TOTAL RETURN                                                                 11.84%                  5.53%                 12.92%

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000's)                                      $6,599                 $6,327                 $5,175

      Ratio of net operating expenses to average net assets                   1.25%                  1.25%                  1.25%

      Ratio of investment income, net to average net assets                   2.32%                  2.58%                  2.50%

      Decrease reflected in above expense ratios due to waiver
        of investment advisory and administration fees,
        and reimbursement of other expenses                                   0.91%                  0.71%                  0.92%

      Portfolio turnover rate                                                   31%                    29%                    36%

*     Commencement of Operations was November 1, 1996.


                        See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


----------------------------------------------------------------------------------------------------------------------------

                                                                                                         EMERGING MARKETS
                                                                                                            PORTFOLIO
                                                                                                       ---------------------
                                                                                                             FOR THE
                                                                                                           PERIOD ENDED
                                                                                                         OCT. 31, 1997 *
                                                                                                       ---------------------
PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                 $10.00
                                                                                                       ---------------------

INCREASE IN NET ASSETS FROM OPERATIONS
      Investment income, net                                                                                           0.03
      Net realized and unrealized gain on investments and foreign-currency related transactions                        3.65
                                                                                                       ---------------------

Net increase from investment operations                                                                                3.68
                                                                                                       ---------------------
NET ASSET VALUE, END OF PERIOD                                                                                       $13.68
                                                                                                       =====================

TOTAL RETURN                                                                                                         36.80% (a)

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000's)                                                                              $1,534

      Ratio of net operating expenses to average net assets                                                           1.75% (b)

      Ratio of investment income, net to average net assets                                                           0.24% (b)

      Decrease reflected in above expense ratios due to waiver of investment advisory and
        administration fees, and reimbursement of other expenses                                                      4.14% (b)

      Portfolio turnover rate                                                                                           53% (a)

*     Commencement of Operations was November 9, 1998.
(a)   Not annualized
(b)   Annualized


                        See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


OCTOBER 31, 1999
-------------------------------------------------------------------------------

1. ORGANIZATION

Harding, Loevner Funds, Inc. (the "Fund") was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund currently has four Portfolios, all of which were active as of October 31, 1999: International Equity Portfolio ("International Equity"); Global Equity Portfolio ("Global Equity"); Multi-Asset Global Portfolio ("Multi-Asset Global"), and Emerging Markets Portfolio ("Emerging Markets"). The investment objective of each portfolio is as follows: International Equity - to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity - to seek long-term capital appreciation through investments in equity securities of companies based both in and outside the United States; Multi-Asset Global to seek long-term capital appreciation and a growing stream of current income through investments in equity and debt securities of companies based both in and outside the United States and debt securities of the United States and foreign governments and their agencies and instrumentalities; Emerging Markets Portfolio - to seek long-term capital appreciation through investments in equity securities of companies based in developing markets outside the United States.

International Equity, previously the HLM International Equity Portfolio of the AMT Capital Fund, Inc. (the "AMT Capital Portfolio"), commenced investment operations on May 11, 1994. Effective as of the close of business on October 31, 1996, the AMT Capital Portfolio merged into International Equity pursuant to shareholder approval of the tax-free reorganization. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.'s - Global Equity L. P. ("GELP"), a limited partnership, in a tax free reorganization. Multi-Asset Global commenced operations on November 1, 1996. Emerging Markets commenced operations on November 9, 1998. The Fund is managed by Harding, Loevner Management, L.P. (the "Investment Adviser").

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITIES

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. The Fund amortizes discount or accretes premium on a daily basis to interest income. The Fund uses the specific identification method for determining gain or loss on sales of securities.

INCOME TAX

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

VALUATION

All investments in the Fund are valued daily at their market price, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are valued by the Board of Directors. As of October 31, 1999, there were no securities in the Fund which required valuation by the Board of Directors.

EXPENSES

The costs incurred by the Fund in connection with the organization and initial registration of shares are being amortized on a straight-line basis by the Fund over a sixty-month period. The unamortized balance of organizational expenses at October 31, 1999 was $62,055.

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio's operations; expenses not directly attributable to a specific Portfolio are allocated among the Portfolios either equitably or based on their average daily net assets.

DIVIDENDS TO SHAREHOLDERS

It is the policy of the Fund to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

HARDING, LOEVNER FUNDS, INC.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


OCTOBER 31, 1999
-------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that any differences which are permanent in nature result in overdistributions to shareholders, the amount of the overdistribution is reclassified within the capital accounts based on its federal tax basis treatment. Temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and net realized capital gains, respectively. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

During the year ended October 31, 1999, the Portfolios reclassified the following permanent book to tax differences [increases (decreases)]:

---------------------------------------------------------------------------------------------------------------
                                     UNDISTRIBUTED INVESTMENT      ACCUMULATED NET           CAPITAL STOCK
PORTFOLIO                                   INCOME, NET          REALIZED GAIN (LOSS)   IN EXCESS OF PAR VALUE
---------------------------------------------------------------------------------------------------------------
International Equity                 $         (49,836)         $      (450,386)        $        500,222
Global Equity                                  107,915                 (111,877)                   3,692
Multi-Asset Global                              (1,615)                 (17,642)                  19,257
Emerging Markets                                (1,482)                   1,573                      (91)

CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rate. At October 31, 1999, International Equity, Global Equity, Multi-Asset Global and Emerging Markets had balances of ($9,482), ($361), ($404) and $125, respectively, representing net unrealized appreciation/(depreciation) related to the changes in the exchange rate in the value of other assets and liabilities excluding foreign currency, forward foreign currency contracts, and investments.

ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AGREEMENT AND AFFILIATED TRANSACTIONS

The Fund's Board of Directors has approved investment advisory agreements (the "Agreements") with the Investment Adviser. The advisory fees are computed daily at an annual rate of 0.75%, 1.00%, 1.00% and 1.25% of the average daily net assets of International Equity, Global Equity, Multi-Asset Global and Emerging Markets, respectively.

In addition, the Fund has an administration agreement with Investors Bank & Trust Company, which provides certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the Securities and Exchange Commission. The administration agreement became effective on June 10, 1999. For the period from November 1, 1998 through June 9,1999, the Fund had an administration agreement with Investors Capital Services, Inc. (formerly AMT Capital Services, Inc.). For the period from November 1, 1998 through June 9, 1999, the administration fees were computed daily at an annual rate of 0.15% of each Portfolio's respective net assets. For the period from June 10, 1999 through October 31, 1999, the Fund paid Investors Bank & Trust Company an administration fee at an annual rate of 0.09% on the first $500 million of the average daily net assets of the Fund, 0.06% on the next $500 million of the average daily net assets of the Fund and 0.04% on the average net assets in excess of $1 billion. Under this agreement with Investors Bank and Trust Company, administration fees were at an annual minimum of $50,000 for each Fund, prorated for the period from June 10, 1999 through October 31, 1999.

HARDING, LOEVNER FUNDS, INC.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


OCTOBER 31, 1999
-------------------------------------------------------------------------------

3. INVESTMENT ADVISORY AGREEMENT AND AFFILIATED TRANSACTIONS (CONTINUED)

The Investment Adviser has voluntarily agreed to reduce its fee to the extent that aggregate expenses (exclusive of brokerage commissions, other investment expenses, interest on borrowings, taxes and extraordinary expenses) exceed an annual rate of 1.00%, 1.25%, 1.25%, and 1.75% respectively, of the average daily net assets of International Equity, Global Equity, Multi-Asset Global and Emerging Markets.

Directors' fees of $2,938 were accrued for the year ended October 31, 1999, which were payable to directors who are not employees of the Investment Adviser.

4. INVESTMENT TRANSACTIONS

Purchase cost and proceeds from sales of investment securities, other than short-term investments, for the year ended October 31, 1999, were as follows for each of the Portfolios:

-------------------------------------------------------------------------------------------------------
                                                    PURCHASE COST OF             PROCEEDS FROM SALES OF
PORTFOLIO                                         INVESTMENT SECURITIES          INVESTMENT SECURITIES
-------------------------------------------------------------------------------------------------------
International Equity                                     $ 108,404,233                 $  194,561,291
Global Equity                                               11,116,772                     26,652,251
Multi-Asset Global                                           2,010,509                      2,189,639
Emerging Markets                                             1,714,265                        625,634

The cost of investments for Federal income tax purposes and the components of net unrealized appreciation on investments at October 31, 1999, for each of the Portfolios were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                             UNREALIZED            UNREALIZED
PORTFOLIO                                   APPRECIATION          DEPRECIATION                  NET                  COST
-----------------------------------------------------------------------------------------------------------------------------------
International Equity                        $   88,807,449        $ 8,236,256              $ 80,571,193          $ 248,322,269
Global Equity                                    3,674,443            451,867                 3,222,576             17,748,080
Multi-Asset Global                                 911,941            353,729                   558,212              6,031,112
Emerging Markets                                   387,034             40,250                   346,784              1,216,925


5. FORWARD FOREIGN EXCHANGE CONTRACTS

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolio. The Portfolios are also exposed to credit risk associated with counter party nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. International Equity had open foreign currency transactions to buy currency on the spot markets as of October 31, 1999 as follows:

                -------------------------------------------------------------------------------------------------------
                                                                        IN EXCHANGE FOR               NET UNREALIZED
                SETTLEMENT DATE               PURCHASE                 (IN U.S. DOLLARS)               DEPRECIATION
                -------------------------------------------------------------------------------------------------------
                11/30/99                   1,846,132  Euro            $        1,961,700            $         (17,267)

Global Equity had open foreign currency transactions to buy currency on the spot markets as of October 31, 1999 as follows:

                -------------------------------------------------------------------------------------------------------
                                                                        IN EXCHANGE FOR               NET UNREALIZED
                SETTLEMENT DATE               PURCHASE                 (IN U.S. DOLLARS)               DEPRECIATION
                -------------------------------------------------------------------------------------------------------
                11/30/99                     117,507  Euro            $          123,864            $            (100)

There were no open foreign currency transactions to buy or sell currency on the spot markets as of October 31, 1999 for Multi-Asset Global or Emerging Markets.

HARDING, LOEVNER FUNDS, INC.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


OCTOBER 31, 1999
-------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock for International Equity were as follows for the periods indicated:

-----------------------------------------------------------------------------------------------------------------------------
                                                           YEAR ENDED                              YEAR ENDED
                                                        OCTOBER 31, 1999                        OCTOBER 31, 1998
                                              -------------------------------------------------------------------------------
                                                    SHARES             AMOUNT              SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                            2,216,774      $  30,381,144            2,961,007       $ 36,281,392
Shares issued related to
reinvestment of dividends                                341,566          4,266,161              356,184          4,099,676
                                              -------------------------------------------------------------------------------
                                                       2,558,340         34,647,305            3,317,191         40,381,068
Shares redeemed                                        9,442,379        124,541,828            8,083,995         97,794,797
                                              -------------------------------------- ---------------------------------------
Net decrease                                          (6,884,039)     $ (89,894,523)          (4,766,804)      $(57,413,729)
                                              ====================================== =======================================

Transactions in capital stock for Global Equity were as follows for the period indicated:

-----------------------------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED                            YEAR ENDED
                                                         OCTOBER 31, 1999                      OCTOBER 31, 1998
                                              -------------------------------------------------------------------------------
                                                       SHARES              AMOUNT               SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                10,487    $       201,051              48,580     $      861,141
Shares issued related to reinvestment
   of dividends                                                --                 --             414,700          7,049,903
                                              ------------------------------------------------------------------------------
                                                           10,487            201,051             463,280          7,911,044
Shares redeemed                                           860,028         15,476,183           2,030,092         32,091,992
                                              ------------------------------------------------------------------------------
Net decrease                                             (849,541)   $   (15,275,132)         (1,566,812)    $  (24,180,948)
                                              ==============================================================================

Transactions in capital stock for Multi-Asset Global were as follows for the period indicated:

-----------------------------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED                            YEAR ENDED
                                                         OCTOBER 31, 1999                      OCTOBER 31, 1998
                                              -------------------------------------------------------------------------------
                                                       SHARES              AMOUNT               SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                36,825       $    429,658             111,544       $   1,261,314
Shares issued related to reinvestment
   of dividends                                            21,881            249,664              19,604             217,995
                                              -------------------------------------------------------------------------------
                                                           58,706            679,322             131,148           1,479,309
Shares redeemed                                            75,960            903,736              36,232             397,788
                                              -------------------------------------------------------------------------------
Net increase (decrease)                                  (17,254)       $  (224,414)              94,916       $   1,081,521
                                              ===============================================================================

Transactions in capital stock for Emerging Markets were as follows for the period indicated:

-------------------------------------------------------------------------------
                                                           PERIOD FROM
                                                        NOVEMBER 9, 1998 *
                                                       TO OCTOBER 31, 1999
                                              ---------------------------------
                                                    SHARES             AMOUNT
-------------------------------------------------------------------------------

Shares sold                                        112,117       $   1,124,946
Shares issued related to reinvestment
   of dividends                                         --                  --
                                              ---------------------------------
                                                   112,117           1,124,946
Shares redeemed                                         --                  --
                                              ---------------------------------
Net increase                                       112,117       $   1,124,946
                                              =================================
* Commencement of Operations

HARDING, LOEVNER FUNDS, INC.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


OCTOBER 31, 1999
-------------------------------------------------------------------------------

7. REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio also is permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date.

Each Portfolio may engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party's creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase agreement transactions, such Portfolio will maintain, in a segregated account with its custodian, liquid securities equal in value to those subject to the agreement.

HARDING, LOEVNER FUNDS, INC.
-------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


-------------------------------------------------------------------------------

Shareholders and Board of Directors
Harding, Loevner Funds, Inc.

We have audited the accompanying statements of net assets of Harding, Loevner Funds, Inc. (comprising, the International Equity Portfolio, the Global Equity Portfolio, the Multi-Asset Global Portfolio and the Emerging Markets Portfolio) as of October 31, 1999, and the related statements of operations for the period then ended and the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Harding, Loevner Funds, Inc., the results of their operations for the period then ended and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                              ERNST & YOUNG LLP


New York,  New York
December 10, 1999

HARDING, LOEVNER FUNDS, INC.
-------------------------------------------------------------------------------
SUPPLEMENTAL TAX INFORMATION

(UNAUDITED)
-------------------------------------------------------------------------------

In order to meet certain requirements of the Internal Revenue Code we are advising you that $501,108, $80,055, and $65,598 of the capital gains distributions paid by the International Equity, Global Equity, and Mulit-Asset Global Portfolios, respectively, during the fiscal year October 31, 1999 are subject to maximum tax rates of 20%.

The Multi-Asset Global Portfolio has designated 12.91% of distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Portfolios have elected to pass through the credit for taxes paid in foreign countries during its fiscal year ended October 31, 1999. In accordance with current tax laws, the Foreign Income and Foreign Tax per share (for a share outstanding on October 31, 1999) is as follows:

                      INTERNATIONAL EQUITY             GLOBAL EQUITY             MULTI-ASSET GLOBAL           EMERGING MARKETS
                    --------------------------   --------------------------   --------------------------  -------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                   GROSS                        GROSS                        GROSS                       GROSS
                     FOREIGN      FOREIGN         FOREIGN      FOREIGN         FOREIGN      FOREIGN        FOREIGN      FOREIGN
COUNTRY                TAX       DIVIDENDS          TAX       DIVIDENDS          TAX       DIVIDENDS         TAX       DIVIDENDS
-----------------------------------------------------------------------------------------------------------------------------------
Argentina             0.0000       0.0030          0.0000       0.0060          0.0000       0.0000         0.0000       0.0166
Australia             0.0000       0.0149          0.0000       0.0231          0.0000       0.0000         0.0000       0.0000
Bermuda               0.0000       0.0012          0.0000       0.0037          0.0000       0.0000         0.0000       0.0000
Brazil                0.0000       0.0000          0.0000       0.0000          0.0000       0.0000         0.0022       0.0507
United Kingdom        0.0023       0.0335          0.0023       0.0226          0.0016       0.0162         0.0003       0.0082
Cayman Islands        0.0023       0.0019          0.0000       0.0000          0.0000       0.0011         0.0000       0.0000
Canada                0.0013       0.0089          0.0000       0.0000          0.0000       0.0000         0.0000       0.0000
Chile                 0.0000       0.0000          0.0000       0.0000          0.0000       0.0000         0.0000       0.0014
Egypt                 0.0000       0.0000          0.0000       0.0000          0.0000       0.0000         0.0000       0.0181
France                0.0038       0.0255          0.0033       0.0344          0.0015       0.0099         0.0000       0.0000
Germany               0.0004       0.0041          0.0002       0.0015          0.0004       0.0037         0.0000       0.0000
Greece                0.0000       0.0000          0.0000       0.0000          0.0000       0.0000         0.0000       0.0029
Hong Kong             0.0000       0.0182          0.0000       0.0631          0.0000       0.0222         0.0000       0.0312
Hungary               0.0000       0.0000          0.0000       0.0000          0.0000       0.0000         0.0008       0.0057
Israel                0.0000       0.0000          0.0000       0.0000          0.0000       0.0000         0.0008       0.0063
Italy                 0.0000       0.0017          0.0000       0.0019          0.0000       0.0000         0.0000       0.0000
Japan                 0.0019       0.0125          0.0010       0.0068          0.0004       0.0028         0.0000       0.0000
Mexico                0.0004       0.0171          0.0006       0.0279          0.0004       0.0088         0.0003       0.0291
Netherlands           0.0039       0.0342          0.0039       0.0262          0.0015       0.0101         0.0000       0.0000
Poland                0.0000       0.0000          0.0000       0.0000          0.0000       0.0000         0.0013       0.0086
Singapore             0.0096       0.0510          0.0017       0.0065          0.0004       0.0015         0.0001       0.0113
South Africa          0.0000       0.0033          0.0000       0.0030          0.0000       0.0000         0.0000       0.0098
Spain                 0.0014       0.0093          0.0000       0.0000          0.0000       0.0000         0.0000       0.0000
Sweden                0.0018       0.0118          0.0028       0.0189          0.0015       0.0099         0.0000       0.0000
Switzerland           0.0045       0.0297          0.0046       0.0305          0.0019       0.0127         0.0000       0.0000
Thailand              0.0327       0.2181          0.1043       0.6951          0.0076       0.0509         0.0122       0.0839
Taiwan                0.0000       0.0000          0.0000       0.0000          0.0000       0.0000         0.0003       0.0013

Shareholders will receive more detailed information along with their Form 1099-DIV in January, 2000.

                       THIS PAGE INTENTIONALLY LEFT BLANK

HARDING, LOEVNER FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION

-----------------------------------------------------------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

R. Kelly Doherty                                        ADMINISTRATOR, CUSTODIAN AND FUND
DIRECTOR OF THE FUND                                    ACCOUNTING AGENT

Jane A. Freeman                                         Investors Bank & Trust Company
DIRECTOR OF THE FUND                                    P.O. Box 9130
                                                        Boston, MA  02117
Samuel R. Karetsky
DIRECTOR OF THE FUND
                                                        TRANSFER AND DIVIDEND
Carl W. Schafer                                         DISBURSING AGENT
DIRECTOR OF THE FUND
                                                        Investors Bank & Trust Company
David R. Loevner                                        P.O. Box 9130
PRESIDENT AND DIRECTOR                                  Boston, MA  02117
    OF THE FUND

Susan C. Mosher                                         LEGAL COUNSEL
SECRETARY OF THE FUND
                                                        Dechert Price & Rhoads
Timothy F. Osborne                                      1775 Eye Street, N.W
TREASURER OF THE FUND                                   Washington, D.C. 20006-2401

Richard Reiter
ASSISTANT SECRETARY                                     INDEPENDENT AUDITORS
    OF THE FUND
                                                        Ernst & Young LLP
                                                        787 Seventh Avenue
INVESTMENT ADVISER                                      New York, NY  10019

Harding, Loevner Management, L.P.
50 Division Street, Suite 401
Somerville, NJ  08876


DISTRIBUTOR

AMT Capital Securities, L.L.C.
600 Fifth Avenue, 26th Floor
New York, NY  10020